UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:  BlackRock Multi-Sector Income Trust (BIT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Aerospace & Defense — 0.4%
United Technologies Corp.		25,650	$2,813,035
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $8,635) (a)		561	561
Total Common Stocks — 0.4%			2,813,596

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 31.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 1.07%, 2/25/36 (b)	USD	6,159	5,779,789
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.67%, 4/15/24 (b)(c)		2,000	1,924,010
ALM VI Ltd., Series 2012-6A (b)(c)(d):
Class B2R, 3.68%, 7/15/26		1,300	1,302,981
Class CR, 4.63%, 7/15/26		1,000	998,935
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26 (b)(c)(d)		3,610	3,562,059
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (c)		2,000	2,122,993
AMMC CDO (b)(c):
Series 2015-16A, Class C, 4.12%, 4/14/27		1,250	1,250,758
Series 2016-1A, Class E, 7.88%, 10/15/28		1,000	956,000
AMMC CLO 18, Ltd., Series 2016-18A, Class E2, 8.19%, 5/26/28 (b)(c)		1,000	1,001,561
AMMC CLO IX, Ltd., Series 2011-9A, Class ER, 8.67%, 1/15/22 (b)(c)		1,000	1,000,336
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.63%, 5/10/25 (b)(c)(d)		1,000	987,803
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class BR, 3.51%, 4/28/26 (b)(c)		1,000	1,001,673
Anchorage Capital CLO 6 Ltd., Series 2015-6A (b)(c):
Class C, 3.87%, 4/15/27		700	705,141
Class D, 4.42%, 4/15/27		1,000	964,031
Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, 8.27%, 1/13/27 (b)(c)		1,000	1,006,809

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CDO, Series 2012-9AR, Class CR, 3.78%, 7/15/23 (b)(c)(d)	USD	1,250	$1,251,293
Apidos CLO XII, Series 2013-12A, Class D, 4.07%, 4/15/25 (b)(c)(d)		1,000	975,347
Ares CLO Ltd., Class D (b)(c):
Series 2015-1A, 7.17%, 12/05/25		1,000	993,438
Series 2016-41A, 5.09%, 1/15/29		900	879,672
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, 5.51%, 11/15/28 (b)(c)		800	786,000
Atrium X, Series 10A (b)(c):
Class D, 4.52%, 7/16/25 (d)		1,000	995,720
Class E, 5.52%, 7/16/25		2,000	1,919,097
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.91%, 11/25/36 (b)		4,948	4,260,096
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.52%, 7/15/24 (b)(c)(d)		1,750	1,746,005
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (b)(c):
Class B, 4.07%, 4/18/27 (d)		1,000	1,000,004
Class C, 4.72%, 4/18/27		1,000	985,271
Betony CLO Ltd., Series 2015-1A, Class D, 4.62%, 4/15/27 (b)(c)		1,000	959,016
C-BASS Trust, Series 2006-CB7, Class A4, 0.93%, 10/25/36 (b)		8,426	5,679,972
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2013-2A, Class D, 4.77%, 4/18/25 (d)		1,250	1,254,673
Series 2014-1A, Class CR, 3.77%, 4/17/25		1,500	1,504,323
Carrington Mortgage Loan Trust, Series 2006-FRE2 (b):
Class A2, 0.89%, 10/25/36		5,834	3,558,424
Class A5, 0.85%, 10/25/36		12,019	7,294,114
CIFC Funding Ltd. (b)(c):
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (d)		2,000	1,998,003
Series 2014-3A, Class D, 4.44%, 7/22/26		480	478,328
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (c)		3,628	3,621,120
Flatiron CLO Ltd., Series 2012-1A, Class CR, 5.35%, 10/25/21 (b)(c)		1,375	1,374,206

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Fremont Home Loan Trust, Class 2A3 (b):
Series 2006-A, 0.93%, 5/25/36	USD	25,554	$14,889,139
Series 2006-D, 0.92%, 11/25/36		23,080	10,007,007
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.34%, 4/25/25 (b)(c)		1,250	1,233,739
GSAMP Trust (b):
Series 2006-FM2, Class A2C, 0.92%, 9/25/36		11,642	5,289,095
Series 2007-FM2, Class A2B, 0.86%, 1/25/37		8,000	4,827,478
Highbridge Loan Management Ltd. (b)(c):
Series 3A-2014, Class D, 6.02%, 1/18/25		1,000	965,460
Series 4A-2014, Class B, 4.04%, 7/28/25		2,000	2,002,244
Series 8A-2016, Class E, 8.93%, 4/20/27		1,000	997,337
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.94%, 4/25/37 (b)		13,248	8,960,287
HPS Loan Management Ltd., Series 10A-16 (b)(c):
Class C, 4.58%, 1/20/28		2,500	2,399,750
Class D, 7.43%, 1/20/28		1,000	957,012
LCM XVI LP, Series 16A, Class E, 5.62%, 7/15/26 (b)(c)		1,000	931,577
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		5,938	4,444,270
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.99%, 2/25/36 (b)		5,943	5,192,992
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.76%, 8/15/22 (b)(c)(d)		1,000	1,000,788
Madison Park Funding X Ltd., Series 2012-10A, Class ER, 8.65%, 1/20/29 (b)(c)		1,000	979,800
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.29%, 1/27/26 (b)(c)		1,600	1,604,394
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.73%, 4/20/26 (b)(c)(d)		1,000	982,397

Asset-Backed Securities		Par (000)		Value
Asset-Backed Securities (continued)
Master Asset-Backed Securities Trust (b):
Series 2006-HE2, Class A3, 0.92%, 6/25/36	USD	11,285		$5,803,544
Series 2006-WMC2, Class A5, 1.02%, 4/25/36		8,424		3,687,039
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.92%, 11/25/36 (b)		14,437		6,734,562
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR, 8.63%, 11/14/27 (b)(c)		1,000		1,001,354
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 5.02%, 1/15/24 (b)(c)(d)		1,000		999,181
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26 (b)(c)		1,000		996,932
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (c)		5,000		5,005,162
OZLM Funding II Ltd., Series 2012-2A (b)(c):
Class CR, 4.89%, 10/30/27		1,250		1,239,250
Class DR, 8.19%, 10/30/27		1,250		1,203,250
OZLM Funding IV Ltd., Series 2013-4A, Class C, 4.24%, 7/22/25 (b)(c)(d)		1,250		1,227,906
OZLM XV, Ltd., Series 2016-15A, Class D, 8.07%, 1/20/29 (b)(c)		1,000		948,400
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (c)(e)		6,173		6,222,829
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (b)(c)		1,500		1,502,067
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (e)		4,505		2,685,789
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 1.17%, 9/25/47 (b)		5,000		3,911,186
Scholar Funding Trust, Series 2013-A, Class R, 0.00%		—	(f)	2,577,442
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (c)		4,100		4,112,293
Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.78%, 1/20/28 (b)(c)		1,000		1,026,743
Sound Point CLO XIV Ltd, Series 2016-3A, Class E, 7.53%, 1/23/29 (b)(c)		1,000		965,500

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.77%, 10/17/26 (b)(c)	USD	3,500	$3,480,147
TICP CLO I Ltd., Series 2015-1A, Class C, 4.03%, 7/20/27 (b)(c)		1,000	996,028
Treman Park CLO LLC, Series 2015-1A, Class D, 4.89%, 4/20/27 (b)(c)		1,500	1,505,169
Tyron Park CLO Ltd., Series 2013-1A (b)(c):
Class C, 4.52%, 7/15/25 (d)		1,250	1,225,388
Class D, 5.42%, 7/15/25		1,000	941,029
US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, 3.47%, 8/27/36 (c)(e)		4,593	4,568,636
Venture XX CLO Ltd., Series 2015-20A (b)(c):
Class C, 4.17%, 4/15/27 (d)		1,000	1,001,241
Class D, 4.87%, 4/15/27		520	516,028
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.62%, 7/15/27 (b)(c)		480	463,571
Vibrant Clo III, Ltd., Series 2015-3A (b)(c):
Class A2R, 3.08%, 4/20/26		1,000	997,771
Class BR, 3.98%, 4/20/26		1,500	1,500,000
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (c)(e)		4,145	4,157,835
Voya CLO Ltd. (b)(c):
Series 2012-2AR, Class CR, 3.97%, 10/15/22 (d)		1,350	1,351,372
Series 2016-3A, Class C, 4.67%, 10/18/27		435	430,154
Series 2016-3A, Class D, 7.67%, 10/18/27		385	376,107
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 1.01%, 5/25/47 (b)		10,710	7,253,067
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (c)(e)		2,098	2,120,535
York CLO-3 Ltd., Series 2016-1A, Class E, 6.71%, 7/20/25 (b)(c)		1,000	952,602
Total Asset-Backed Securities — 31.0%			221,430,876

Corporate Bonds
Advertising Agencies — 0.0%
Kinross Gold Corp., 6.88%, 9/01/41		80	80,300

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.1%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)(d)	USD	840	$714,000
Bombardier, Inc. (c):
8.75%, 12/01/21		886	957,987
6.00%, 10/15/22		271	264,903
6.13%, 1/15/23		184	179,860
7.50%, 3/15/25 (d)		620	621,550
Harris Corp., 3.83%, 4/27/25 (d)		750	764,367
KLX, Inc., 5.88%, 12/01/22 (c)(d)		640	670,400
Lockheed Martin Corp., 4.70%, 5/15/46 (d)		400	427,353
TransDigm, Inc.:
5.50%, 10/15/20		262	263,965
6.00%, 7/15/22 (d)		1,998	2,012,985
6.50%, 7/15/24 (d)		421	421,526
6.50%, 5/15/25		185	185,925
6.38%, 6/15/26 (c)(d)		55	54,175
United Technologies Corp., 3.75%, 11/01/46 (d)		700	657,506

			8,196,502
Air Freight & Logistics — 0.3%
FedEx Corp. (d):
3.90%, 2/01/35		500	478,438
4.75%, 11/15/45		500	515,578
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	113,348
6.50%, 6/15/22 (c)(d)	USD	760	792,300
6.13%, 9/01/23 (c)(d)		281	290,133

			2,189,797
Airlines — 3.4%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22 (c)(d)		2,616	2,668,709
American Airlines Pass-Through Trust:
4.95%, 8/15/26		1,735	1,763,194
Series 2013-1, Class C, 6.13%, 7/15/18 (c)(d)		1,080	1,125,900
Series 2013-2, Class A, 4.95%, 7/15/24 (d)		1,903	2,027,822
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., 8.38%, 5/10/20		426	421,740
Continental Airlines Pass-Through Trust (d):
Series 2003-ERJ1, 7.88%, 1/02/20		274	284,694
Series 2007-1, Class B, 6.90%, 10/19/23		383	401,691

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Airlines (continued)
Continental Airlines Pass-Through Trust (d) (continued):
Series 2012-1, Class B, 6.25%, 10/11/21	USD	371	$388,651
Series 2012-3, Class C, 6.13%, 4/29/18		408	424,932
Delta Air Lines Pass-Through Trust, Class B (d):
Series 2007-1, 8.02%, 2/10/24		1,860	2,101,872
Series 2012-1, 6.88%, 5/07/19 (c)		3,156	3,364,633
United Airlines Pass-Through Trust (d):
Series 2014-2, Class B, 4.63%, 3/03/24		2,487	2,523,924
Series 2015-1, Class A, 3.70%, 6/01/24		3,570	3,587,850
US Airways Pass-Through Trust, Class B (d):
Series 2011-1, 9.75%, 4/22/20		1,997	2,232,043
Series 2013-1, 5.38%, 5/15/23		787	812,771

			24,130,426
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		411	414,083
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	193,399
Delphi Automotive PLC (d):
4.25%, 1/15/26	USD	400	411,052
4.40%, 10/01/46		280	255,662
Faurecia, 3.63%, 6/15/23	EUR	111	124,873
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		133	156,354
4.75%, 7/15/22		100	118,065
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	113,509
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	77	77,578
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (d)		481	486,411
6.25%, 2/01/22 (c)		141	142,058
6.75%, 2/01/24 (c)		134	133,531
IHO Verwaltungs GmbH (g):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	110,919
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	110,703

Corporate Bonds		Par (000)	Value
Auto Components (continued)
IHO Verwaltungs GmbH (g) (continued):
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (c)	USD	214	$215,380
(4.5% PIK), 3.75%, 9/15/26	EUR	100	108,198
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (c)	USD	229	226,710

			3,398,485
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43 (d)		2,194	2,433,172
Banks — 1.2%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	100	111,054
Banco Popolare, 2.75%, 7/27/20		100	109,641
Bank of Ireland, 4.25%, 6/11/24 (b)		100	111,458
Bankia SA, 4.00%, 5/22/24 (b)		300	329,955
CIT Group, Inc.:
5.25%, 3/15/18 (d)	USD	588	607,698
5.50%, 2/15/19 (c)		280	294,582
5.00%, 8/01/23 (d)		1,015	1,058,137
Commerzbank AG:
7.75%, 3/16/21	EUR	100	129,331
4.00%, 3/23/26		47	51,142
HSBC Holdings PLC, 4.38%, 11/23/26 (d)	USD	370	371,971
Intesa Sanpaolo SpA, 2.86%, 4/23/25	EUR	115	120,525
Rizal Commercial Banking Corp., 4.25%, 1/22/20	USD	100	103,565
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (c)		5,000	5,062,500

			8,461,559
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		2,160	2,311,427
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (c)		360	362,250
Central American Bottling Corp., 5.75%, 1/31/27 (c)		588	592,233

			3,265,910
Biotechnology — 0.3%
Amgen, Inc., 4.40%, 5/01/45 (d)		1,100	1,044,823
Gilead Sciences, Inc., 4.75%, 3/01/46 (d)		700	725,716

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	145	$162,914

			1,933,453
Building Materials — 0.2%
Dry Mix Solutions Investissements SAS, 3.93%, 6/15/21 (b)		100	108,220
Tecnoglass, Inc., 8.20%, 1/31/22 (c)	USD	1,511	1,499,668
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	112,721

			1,720,609
Building Products — 0.5%
American Builders & Contractors Supply Co., Inc. (c)(d):
5.63%, 4/15/21	USD	375	385,781
5.75%, 12/15/23		155	161,200
Builders FirstSource, Inc., 5.63%, 9/01/24 (c)		94	96,585
Building Materials Corp. of America (c):
5.38%, 11/15/24		110	113,438
6.00%, 10/15/25 (d)		247	260,585
Louisiana-Pacific Corp., 4.88%, 9/15/24		106	105,735
Masonite International Corp., 5.63%, 3/15/23 (c)(d)		360	372,600
Ply Gem Industries, Inc., 6.50%, 2/01/22 (d)		729	759,982
Standard Industries, Inc. (c)(d):
5.13%, 2/15/21		47	49,115
5.50%, 2/15/23		227	235,513
USG Corp. (d):
8.25%, 1/15/18		652	689,490
5.50%, 3/01/25 (c)		435	455,662

			3,685,686
Capital Markets — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18		140	139,963
E*Trade Financial Corp., 4.63%, 9/15/23 (d)		194	199,093

			339,056
Chemicals — 1.0%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/01/25 (c)		900	900,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	110,649
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)	USD	265	268,313

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Blue Cube Spinco, Inc., 10.00%, 10/15/25	USD	45	$54,450
CF Industries, Inc.:
7.13%, 5/01/20		150	165,375
5.15%, 3/15/34		110	100,925
4.95%, 6/01/43 (d)		325	278,687
Chemours Co.:
6.63%, 5/15/23 (d)		235	233,825
7.00%, 5/15/25		66	65,769
Huntsman International LLC, 4.88%, 11/15/20		180	185,850
Ineos Finance PLC, 4.00%, 5/01/23	EUR	115	129,108
Inovyn Finance PLC, 6.25%, 5/15/21		100	114,643
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (d)	USD	1,300	1,264,250
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	109	121,784
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)	USD	145	150,075
Platform Specialty Products Corp. (c)(d):
10.38%, 5/01/21		65	72,150
6.50%, 2/01/22		1,427	1,455,540
PQ Corp., 6.75%, 11/15/22 (c)(d)		355	384,287
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	153	170,161
Tronox Finance LLC, 6.38%, 8/15/20	USD	94	90,358
Versum Materials, Inc., 5.50%, 9/30/24 (c)		140	145,600
WR Grace & Co-Conn (c):
5.13%, 10/01/21		165	173,044
5.63%, 10/01/24 (d)		300	316,125

			6,950,968
Commercial Services & Supplies — 1.4%
ADT Corp.:
3.50%, 7/15/22		541	511,245
4.13%, 6/15/23		86	82,023
4.88%, 7/15/32 (c)		266	214,130
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (c)		267	271,673
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)(d)		5,000	5,743,750
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (g)	EUR	100	110,573
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)(d)	USD	782	811,325

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Iron Mountain, Inc., 6.00%, 10/01/20 (c)(d)	USD	435	$455,663
Mobile Mini, Inc., 5.88%, 7/01/24 (d)		515	536,887
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (c)(h)		285	292,125
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (c)		221	225,696
Silk Bidco AS, 7.50%, 2/01/22	EUR	108	124,481
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	52	54,470
5.75%, 11/15/24 (d)		450	475,312
5.88%, 9/15/26		90	93,488

			10,002,841
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (d)		1,335	1,392,271
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)(d)		20	21,313
CommScope, Inc., 5.00%, 6/15/21 (c)		170	174,462
Nokia OYJ, 6.63%, 5/15/39 (d)		245	256,618
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 5/15/25 (d)		1,037	1,097,281
5.75%, 1/15/27 (c)		252	257,998

			3,199,943
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (c)		808	850,420
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)(d)		620	612,250
Engility Corp., 8.88%, 9/01/24 (c)		298	318,860

			1,781,530
Construction Materials — 0.5%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)(d)		295	286,887
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (d)		353	378,592
HD Supply, Inc. (c)(d):
5.25%, 12/15/21		1,265	1,332,994
5.75%, 4/15/24		884	930,410
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	202	230,161
PulteGroup, Inc.:
5.50%, 3/01/26	USD	213	217,793
6.00%, 2/15/35		48	46,320
Rexel SA, 3.50%, 6/15/23	EUR	223	250,346

			3,673,503

Corporate Bonds		Par (000)	Value
Consumer Discretionary — 0.0%
The Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (c)	USD	208	$206,700
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (c)		113	116,131

			322,831
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/01/31 (d)		3,475	4,126,562
Navient Corp.:
5.00%, 10/26/20 (d)		370	367,225
6.63%, 7/26/21		173	176,027
5.50%, 1/25/23		162	152,888
7.25%, 9/25/23		306	308,295
6.13%, 3/25/24		132	124,905
5.88%, 10/25/24		138	127,305
5.63%, 8/01/33		105	83,213
OneMain Financial Holdings LLC (c):
6.75%, 12/15/19		186	192,975
7.25%, 12/15/21		130	132,763

			5,792,158
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (c)(d)		630	651,262
4.25%, 1/15/22	EUR	200	222,355
6.75%, 5/15/24		156	183,348
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (c):
6.25%, 1/31/19	USD	403	410,456
4.63%, 5/15/23		252	254,363
7.25%, 5/15/24 (d)		1,809	1,937,891
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (c)		354	354,460
Ball Corp., 5.00%, 3/15/22 (d)		440	462,000
Crown European Holdings SA:
4.00%, 7/15/22	EUR	103	122,224
3.38%, 5/15/25		154	168,944
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (c)	USD	174	176,893
JH-Holding Finance SA, 8.25%, 12/01/22 (g)	EUR	102	118,361
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20 (d)	USD	590	607,452
8.25%, 2/15/21		413	425,215
4.52%, 7/15/21 (b)(c)(d)		866	890,897
5.13%, 7/15/23 (c)		194	198,404
7.00%, 7/15/24 (c)(d)		839	893,954
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	200	227,774

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp.:
4.88%, 12/01/22 (c)(d)	USD	100	$103,125
4.50%, 9/15/23	EUR	100	119,690
6.88%, 7/15/33 (c)	USD	44	46,200
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (c)(d)		598	606,970
Suzano Trading Ltd., 5.88%, 1/23/21 (c)		583	616,523
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	114,562

			9,913,323
Diversified Consumer Services — 0.4%
APX Group, Inc.:
6.38%, 12/01/19	USD	265	273,612
8.75%, 12/01/20		360	373,500
7.88%, 12/01/22		144	156,240
7.88%, 12/01/22 (c)(h)		230	249,550
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)(d)		1,515	1,641,881
Service Corp. International, 5.38%, 5/15/24 (d)		215	225,213
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	111,998

			3,031,994
Diversified Financial Services — 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95%, 2/01/22 (d)	USD	1,750	1,782,830
Aircastle Ltd., 6.25%, 12/01/19 (d)		784	850,640
Deutsche Bank AG, 4.25%, 10/14/21 (c)(d)		1,150	1,156,664
FBM Finance, Inc., 8.25%, 8/15/21 (c)		130	138,775
Ford Motor Credit Co. LLC, 4.39%, 1/08/26 (d)		1,250	1,258,531
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	129,197
General Motors Financial Co., Inc., 4.25%, 5/15/23 (d)	USD	326	334,052
Hexion 2 US Finance Corp., 10.38%, 2/01/22 (c)(h)		190	193,800
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)(d)		845	853,450
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (g)	EUR	358	408,554
UniCredit SpA:
6.95%, 10/31/22		270	333,383

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
UniCredit SpA (continued):
5.75%, 10/28/25 (b)	EUR	207	$236,710

			7,676,586
Diversified Telecommunication Services — 2.6%
AT&T, Inc., 4.75%, 5/15/46 (d)	USD	2,545	2,324,646
CenturyLink, Inc.:
6.45%, 6/15/21 (d)		771	819,187
Series U, 7.65%, 3/15/42		174	158,231
Series Y, 7.50%, 4/01/24		190	201,162
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)(d)		798	842,887
Consolidated Communications, Inc., 6.50%, 10/01/22		113	113,282
Frontier Communications Corp.:
7.13%, 3/15/19		380	404,700
8.50%, 4/15/20		130	138,528
7.13%, 1/15/23 (d)		65	58,175
7.63%, 4/15/24 (d)		650	573,625
6.88%, 1/15/25 (d)		1,205	1,010,694
11.00%, 9/15/25		435	439,894
Level 3 Financing, Inc.:
5.38%, 8/15/22		140	144,550
5.63%, 2/01/23 (d)		105	107,363
5.13%, 5/01/23 (d)		360	362,700
5.38%, 1/15/24 (d)		294	297,307
5.38%, 5/01/25 (d)		420	428,665
5.25%, 3/15/26 (c)		186	185,302
OTE PLC, 3.50%, 7/09/20	EUR	200	217,256
SBA Communications Corp., 4.88%, 9/01/24 (c)(d)	USD	309	301,615
Telecom Italia Capital SA:
6.38%, 11/15/33		91	91,824
6.00%, 9/30/34 (d)		834	821,490
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	81	111,803
Telecom Italia SpA:
3.25%, 1/16/23		273	306,875
3.63%, 1/19/24		146	165,642
Verizon Communications, Inc., 6.55%, 9/15/43 (d)	USD	6,500	8,016,983
Windstream Corp., 7.75%, 10/01/21		31	31,627
Windstream Services LLC, 7.50%, 6/01/22		94	90,945

			18,766,958
Electric Utilities — 0.7%
AES Corp., 4.88%, 5/15/23 (d)		350	348,250
Baltimore Gas & Electric Co., 3.50%, 8/15/46 (d)		500	454,554
Duke Energy Corp., 4.80%, 12/15/45 (d)		1,500	1,591,650

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Pampa Energia SA, 7.50%, 1/24/27 (c)	USD	758	$750,389
Southern Co., 4.40%, 7/01/46 (d)		1,000	989,543
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37 (d)		750	927,568

			5,061,954
Electrical Equipment — 0.1%
Areva SA, 4.88%, 9/23/24	EUR	100	111,128
Belden, Inc., 5.50%, 4/15/23		111	127,457
Trionista TopCo GmbH, 6.88%, 4/30/21		213	241,430

			480,015
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (d)	USD	770	812,350
5.00%, 9/01/23 (d)		550	561,000
5.50%, 12/01/24		28	29,155
SESI LLC, 7.13%, 12/15/21		60	61,575

			1,464,080
Energy Equipment & Services — 0.8%
Ensco PLC:
4.50%, 10/01/24		207	185,265
5.20%, 3/15/25		45	40,725
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)(d)		659	649,939
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/01/22		150	158,625
Halliburton Co., 3.80%, 11/15/25 (d)		750	762,839
Noble Holding International Ltd., 4.63%, 3/01/21		12	11,460
Pattern Energy Group, Inc., 5.88%, 2/01/24 (c)		163	166,260
Pioneer Energy Services Corp., 6.13%, 3/15/22		325	296,563
Precision Drilling Corp., 6.50%, 12/15/21		120	123,300
Transocean, Inc.:
6.00%, 3/15/18		330	337,012
7.38%, 4/15/18		35	35,963
5.55%, 10/15/22 (d)		722	657,020
9.00%, 7/15/23 (c)(d)		1,206	1,283,636
Trinidad Drilling, Ltd., 6.63%, 2/15/25 (c)(h)		282	288,345
Weatherford International Ltd.:
7.75%, 6/15/21		307	316,977
9.88%, 2/15/24 (c)		273	294,840

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International, Ltd., 8.25%, 6/15/23	USD	35	$35,700

			5,644,469
Environmental, Maintenance, & Security Service — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	110,379
Tervita Escrow Corp., 7.63%, 12/01/21 (c)	USD	472	489,700

			600,079
Food & Staples Retailing — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c):
6.63%, 6/15/24		254	264,719
5.75%, 3/15/25 (d)		347	344,831
B&M European Value Retail SA, 4.13%, 2/01/22 (h)	GBP	100	128,120
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	254,715
4.56%, 1/25/23		200	241,714
CVS Health Corp., 5.13%, 7/20/45 (d)	USD	750	824,873
Dollar Tree, Inc., 5.75%, 3/01/23 (d)		2,510	2,658,090
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		75	79,298
Rite Aid Corp.:
6.75%, 6/15/21 (d)		329	342,160
6.13%, 4/01/23 (c)(d)		181	188,466
7.70%, 2/15/27		359	430,800
Tesco PLC, 6.00%, 12/14/29	GBP	50	68,837
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44 (d)	USD	750	763,671

			6,590,294
Food Products — 0.8%
Acosta, Inc., 7.75%, 10/01/22 (c)(d)		370	324,675
Aramark Services, Inc.:
5.13%, 1/15/24 (c)		27	28,057
5.13%, 1/15/24 (d)		483	501,914
4.75%, 6/01/26 (c)(d)		252	250,992
Arcor SAIC, 6.00%, 7/06/23 (c)		470	491,150
Darling Global Finance BV, 4.75%, 5/30/22	EUR	107	122,726
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (c)	USD	200	202,624

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Food Products (continued)
JBS USA LLC/JBS USA Finance, Inc. (c):
7.25%, 6/01/21	USD	40	$41,320
5.88%, 7/15/24		169	174,493
5.75%, 6/15/25		558	572,787
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (c)(d)		486	512,122
Minerva Luxembourg SA, 6.50%, 9/20/26 (c)		286	284,213
Post Holdings, Inc. (c):
6.75%, 12/01/21		120	127,200
7.75%, 3/15/24 (d)		721	798,060
8.00%, 7/15/25		419	471,375
5.00%, 8/15/26 (d)		238	230,115
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)(d)		307	320,480
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)(d)		159	166,751
WhiteWave Foods Co., 5.38%, 10/01/22 (d)		211	229,463

			5,850,517
Health Care Equipment & Supplies — 0.5%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)(d)		641	580,105
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)(d)		1,127	974,855
IDH Finance PLC, 6.25%, 8/15/22	GBP	100	117,183
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c):
5.63%, 10/15/23 (d)	USD	342	303,097
5.50%, 4/15/25		380	327,275
Medtronic, Inc., 4.50%, 3/15/42 (d)		1,000	1,044,078
Teleflex, Inc.:
3.88%, 8/01/17 (i)		110	299,406
4.88%, 6/01/26		63	62,685

			3,708,684
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23 (d)		524	531,860
6.50%, 3/01/24		69	71,674
Aetna, Inc., 4.38%, 6/15/46		600	601,447
Alere, Inc., 6.38%, 7/01/23 (c)		265	268,147
Amsurg Corp., 5.63%, 7/15/22 (d)		810	834,300
Centene Corp.:
5.63%, 2/15/21 (d)		403	423,069
4.75%, 5/15/22 (d)		487	494,305
6.13%, 2/15/24		40	42,500

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19	USD	87	$77,430
6.88%, 2/01/22 (d)		471	342,653
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24 (d)		657	648,787
5.00%, 5/01/25		7	6,832
Envision Healthcare Corp., 5.13%, 7/01/22 (c)(d)		205	208,588
HCA, Inc.:
6.50%, 2/15/20 (d)		1,103	1,205,027
7.50%, 2/15/22 (d)		800	910,000
5.88%, 3/15/22 (d)		124	134,695
4.75%, 5/01/23		56	58,030
5.88%, 5/01/23		90	95,850
5.00%, 3/15/24 (d)		645	671,606
5.38%, 2/01/25 (d)		562	573,240
5.25%, 4/15/25 (d)		1,220	1,284,050
5.88%, 2/15/26 (d)		508	528,320
5.25%, 6/15/26 (d)		520	542,100
4.50%, 2/15/27 (d)		511	503,974
HealthSouth Corp.:
5.75%, 11/01/24 (d)		501	509,141
5.75%, 9/15/25 (d)		126	126,315
2.00%, 12/01/43 (i)		375	425,859
Hologic, Inc.:
5.25%, 7/15/22 (c)(d)		417	434,722
Series 2012, 2.00%, 3/01/42 (e)(i)		153	209,036
MEDNAX, Inc., 5.25%, 12/01/23 (c)(d)		239	246,768
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		847	898,879
New Amethyst Corp., 6.25%, 12/01/24 (c)		131	137,878
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		350	361,375
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		82	88,765
Tenet Healthcare Corp.:
6.00%, 10/01/20 (d)		1,150	1,213,250
7.50%, 1/01/22 (c)		165	176,963
8.13%, 4/01/22 (d)		1,294	1,306,940
6.75%, 6/15/23 (d)		974	920,430
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26 (d)		1,000	945,214
UnitedHealth Group, Inc., 4.38%, 3/15/42 (d)		750	768,399

			19,828,418

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp., 6.88%, 5/15/23	USD	290	$311,402
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (d)		1,840	1,920,500
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	168	223,507
Enterprise Inns PLC, 6.00%, 10/06/23		3,320	4,344,096
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)(d)	USD	334	335,252
International Game Technology PLC, 4.75%, 2/15/23	EUR	107	126,335
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (c)(h)	USD	79	81,271
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (c):
5.00%, 6/01/24		45	45,844
5.25%, 6/01/26		159	160,854
McDonald’s Corp., 3.70%, 1/30/26 (d)		750	760,679
MGM Resorts International:
8.63%, 2/01/19		84	93,240
6.75%, 10/01/20 (d)		118	130,685
6.63%, 12/15/21 (d)		1,550	1,728,250
7.75%, 3/15/22		10	11,647
4.63%, 9/01/26 (d)		146	141,438
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (c)(d)		1,397	1,458,119
New Red Finance, Inc., 6.00%, 4/01/22 (c)(d)		1,130	1,177,370
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	208	233,181
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (d)	USD	460	469,200
Sabre GLBL, Inc., 5.25%, 11/15/23 (c)(d)		317	320,963
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)(d)		185	197,719
10.00%, 12/01/22		905	927,281
Six Flags Entertainment Corp. (c):
5.25%, 1/15/21 (d)		310	318,525
4.88%, 7/31/24		97	96,273
Station Casinos LLC, 7.50%, 3/01/21 (d)		1,085	1,128,400
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	111,577
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,874	2,539,585
Series M, 7.40%, 3/28/24		6,400	8,533,816

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Vue International Bidco PLC, 7.88%, 7/15/20	GBP	117	$152,926
Yum! Brands, Inc., 3.88%, 11/01/23	USD	110	107,250

			28,187,185
Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)(d)		750	761,250
CalAtlantic Group, Inc.:
8.38%, 1/15/21		144	167,760
5.38%, 10/01/22		6	6,218
5.25%, 6/01/26		10	9,925
Century Communities, Inc., 6.88%, 5/15/22 (d)		830	856,975
Lennar Corp.:
4.50%, 11/15/19 (d)		320	332,000
4.75%, 4/01/21		42	43,575
4.13%, 1/15/22		139	140,175
4.75%, 11/15/22		210	215,382
4.88%, 12/15/23 (d)		146	148,555
4.75%, 5/30/25 (d)		410	413,075
Mattamy Group Corp., 6.88%, 12/15/23 (c)		123	126,690
Newell Brands, Inc., 4.20%, 4/01/26 (d)		1,000	1,035,858
PulteGroup, Inc., 6.38%, 5/15/33 (d)		469	470,172
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		180	191,250
Standard Pacific Corp., 5.88%, 11/15/24		35	36,400
Tempur Sealy International, Inc., 5.50%, 6/15/26		45	44,325
TRI Pointe Group, Inc.:
4.38%, 6/15/19 (d)		225	228,937
4.88%, 7/01/21		210	215,250
5.88%, 6/15/24 (d)		140	144,900
William Lyon Homes ,Inc., 5.88%, 1/31/25 (c)		141	140,119

			5,728,791
Household Products — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24 (c)		202	203,283
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		176	183,480
Spectrum Brands, Inc. (d):
6.63%, 11/15/22		710	752,600
6.13%, 12/15/24		681	720,157

			1,859,520

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp. (d):
6.00%, 1/15/22 (c)	USD	64	$66,960
5.38%, 1/15/23		240	236,400
5.88%, 1/15/24 (c)		240	251,400
Dynegy, Inc.:
6.75%, 11/01/19 (d)		925	949,281
7.38%, 11/01/22		30	29,625
7.63%, 11/01/24		140	133,350
8.00%, 1/15/25 (c)		26	24,960
NRG Energy, Inc.:
7.88%, 5/15/21		82	85,075
6.63%, 3/15/23		45	46,350
7.25%, 5/15/26 (c)		233	243,776
6.63%, 1/15/27 (c)(d)		641	636,193
NRG Yield Operating LLC, 5.38%, 8/15/24 (d)		130	132,600
QEP Resources, Inc., 5.38%, 10/01/22 (d)		694	700,940
TerraForm Power Operating LLC, 6.38%, 2/01/23 (c)(e)		90	92,475

			3,629,385
Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)		357	377,303
General Electric Co., 4.13%, 10/09/42 (d)		750	764,319

			1,141,622
Insurance — 1.7%
Allstate Corp., 5.75%, 8/15/53 (b)(d)		2,000	2,107,500
American International Group, Inc., 4.80%, 7/10/45 (d)		500	509,155
Aon PLC, 3.88%, 12/15/25 (d)		1,280	1,308,885
Assicurazioni Generali SpA (b):
7.75%, 12/12/42	EUR	100	127,032
5.50%, 10/27/47		100	111,683
Groupama SA, 6.00%, 1/23/27		100	110,732
HUB International Ltd. (c):
9.25%, 2/15/21	USD	195	201,581
7.88%, 10/01/21 (d)		738	773,055
Prudential Financial, Inc., 5.63%, 6/15/43 (b)(d)		6,000	6,322,500
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)(d)		705	744,656

			12,316,779
Internet Software & Services — 0.2%
Equinix, Inc. (d):
4.88%, 4/01/20		144	147,960
5.88%, 1/15/26		389	413,312

Corporate Bonds		Par (000)	Value
Internet Software & Services (continued)
Netflix, Inc.:
5.50%, 2/15/22	USD	15	$16,069
5.75%, 3/01/24 (d)		368	396,060
5.88%, 2/15/25		26	28,210
4.38%, 11/15/26 (c)		382	374,838

			1,376,449
IT Services — 0.9%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)(d)		287	298,480
Fidelity National Information Services, Inc., 3.00%, 8/15/26 (d)		1,000	941,041
First Data Corp. (c)(d):
7.00%, 12/01/23		1,673	1,774,216
5.75%, 1/15/24		2,908	2,998,875
Western Digital Corp., 10.50%, 4/01/24 (c)		287	337,943

			6,350,555
Machinery — 0.2%
Gardner Denver, Inc., 6.88%, 8/15/21 (c)		155	154,612
Navistar International Corp., 8.25%, 11/01/21		55	55,550
SPX FLOW, Inc. (c):
5.63%, 8/15/24		330	336,600
5.88%, 8/15/26		175	179,375
Terex Corp., 5.63%, 2/01/25 (c)		354	361,540
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	142	163,805

			1,251,482
Media — 7.4%
Adria Bidco BV, 7.88%, 11/15/20		100	113,029
Altice Financing SA:
5.25%, 2/15/23		108	123,599
7.50%, 5/15/26 (c)(d)	USD	1,291	1,362,005
Altice Luxembourg SA, 6.25%, 2/15/25	EUR	100	113,294
Altice US Finance I Corp. (c):
5.38%, 7/15/23 (d)	USD	980	1,020,425
5.50%, 5/15/26		288	295,200
AMC Networks, Inc.:
4.75%, 12/15/22 (d)		344	350,880
5.00%, 4/01/24		161	164,220
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		1,500	1,572,261
Cablevision SA, 6.50%, 6/15/21 (c)		389	400,670

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Media (continued)
Cablevision Systems Corp.:
8.63%, 9/15/17	USD	126	$130,647
7.75%, 4/15/18 (d)		517	544,142
8.00%, 4/15/20		286	316,087
CBS Radio, Inc., 7.25%, 11/01/24 (c)		264	275,054
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22 (d)		560	579,723
5.13%, 2/15/23 (d)		709	735,587
5.13%, 5/01/23 (c)(d)		719	745,962
5.75%, 2/15/26 (c)(d)		233	246,907
5.50%, 5/01/26 (c)(d)		470	492,325
5.13%, 5/01/27 (c)(h)		372	378,975
5.88%, 5/01/27 (c)(d)		808	857,240
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	106,712
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c):
6.38%, 9/15/20	USD	145	148,988
5.13%, 12/15/21		62	62,853
5.13%, 12/15/21 (d)		715	723,937
7.75%, 7/15/25 (d)		1,630	1,803,187
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (d)		3,000	3,410,244
Clear Channel International BV, 8.75%, 12/15/20 (c)(d)		508	541,020
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (d)		3,013	3,145,572
6.50%, 11/15/22		185	186,665
Series B, 7.63%, 3/15/20 (d)		884	886,210
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (c)(d)		1,195	1,269,687
Comcast Corp., 4.60%, 8/15/45 (d)		1,750	1,795,157
CSC Holdings LLC (d):
10.13%, 1/15/23 (c)		1,388	1,609,219
5.25%, 6/01/24		921	925,605
6.63%, 10/15/25 (c)		350	381,937
10.88%, 10/15/25 (c)		933	1,110,270
Discovery Communications LLC, 4.95%, 5/15/42 (d)		400	363,771
DISH DBS Corp. (d):
6.75%, 6/01/21		430	461,983
5.88%, 7/15/22		287	298,336
5.88%, 11/15/24		158	159,778
7.75%, 7/01/26		1,220	1,365,644
DISH Network Corp., 3.38%, 8/15/26 (c)(i)		293	342,261

Corporate Bonds		Par (000)	Value
Media (continued)
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	$112,549
GTT Escrow Corp., 7.88%, 12/31/24 (c)	USD	87	91,133
Hughes Satellite Systems Corp. (c)(d):
5.25%, 8/01/26		484	484,000
6.63%, 8/01/26		201	207,533
iHeartCommunications, Inc.:
9.00%, 12/15/19		474	396,679
10.63%, 3/15/23		1,256	989,100
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		585	502,734
7.25%, 10/15/20		125	98,125
5.50%, 8/01/23 (d)		867	606,900
Interpublic Group of Cos., Inc., 4.20%, 4/15/24 (d)		1,000	1,027,302
LG Finance Co. Corp., 5.88%, 11/01/24 (c)		101	102,768
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	177	217,583
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)	USD	101	93,551
MDC Partners, Inc., 6.50%, 5/01/24 (c)(d)		438	381,060
Midcontinent Communications / Midcontinent Finance Corp. (c):
6.25%, 8/01/21 (d)		250	260,312
6.88%, 8/15/23		138	148,178
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)(d)		629	634,504
National CineMedia LLC, 5.75%, 8/15/26		98	99,715
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		267	266,666
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)(d)		355	362,544
Numericable Group SA, 5.38%, 5/15/22	EUR	116	130,607
Outfront Media Capital LLC/Outfront Media Capital Corp. (d):
5.25%, 2/15/22	USD	102	105,570
5.63%, 2/15/24		202	210,837
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)(d)		350	372,312
SFR Group SA (c)(d):
6.00%, 5/15/22		1,492	1,534,895
7.38%, 5/01/26		2,171	2,227,989

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Media (continued)
Sirius XM Radio, Inc., 4.25%, 5/15/20 (c)(d)	USD	704	$714,560
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (c)		199	213,427
Time Warner, Inc.:
4.65%, 6/01/44		111	106,533
4.85%, 7/15/45 (d)		389	380,650
Tribune Media Co., 5.88%, 7/15/22 (d)		1,013	1,023,130
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	117	131,034
5.00%, 1/15/25 (c)	USD	200	203,000
3.50%, 1/15/27	EUR	188	200,835
6.25%, 1/15/29		100	121,109
Univision Communications, Inc. (c)(d):
5.13%, 5/15/23	USD	1,174	1,165,923
5.13%, 2/15/25		800	763,504
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	114	123,304
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)(d)	USD	850	862,750
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	100	127,077
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (c)	USD	200	203,000
4.88%, 1/15/27	GBP	130	161,905
6.25%, 3/28/29		175	233,029
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)(d)	USD	980	1,019,200
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	122	137,152
7.38%, 4/23/21 (c)(d)	USD	1,130	1,175,087

			52,648,623
Metals & Mining — 3.3%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (c)		200	219,000
Alcoa, Inc.:
5.87%, 2/23/22 (d)		900	966,510
5.13%, 10/01/24		405	420,127
5.90%, 2/01/27		120	127,824
Anglo American Capital PLC:
4.45%, 9/27/20 (c)		100	103,500
4.13%, 4/15/21 (c)		200	203,000
3.50%, 3/28/22	EUR	100	116,856
4.13%, 9/27/22 (c)(d)	USD	400	403,560
3.25%, 4/03/23	EUR	100	115,061
4.88%, 5/14/25 (c)	USD	200	202,500
ArcelorMittal:
7.25%, 2/25/22		24	27,060

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
ArcelorMittal (continued):
8.00%, 10/15/39	USD	108	$120,150
7.75%, 3/01/41		352	382,800
BHP Billiton Finance USA, Ltd., 4.13%, 2/24/42 (d)		250	248,283
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (c)		230	248,975
Constellium NV (c)(d):
8.00%, 1/15/23		1,500	1,582,500
5.75%, 5/15/24		500	481,250
First Quantum Minerals Ltd., 7.00%, 2/15/21 (c)(d)		680	697,000
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		322	321,597
2.38%, 3/15/18		2,868	2,859,396
3.10%, 3/15/20		1,330	1,320,025
4.00%, 11/14/21		276	269,100
3.55%, 3/01/22		696	650,760
3.88%, 3/15/23		1,668	1,538,730
5.40%, 11/14/34		140	122,282
5.45%, 3/15/43		1,386	1,191,960
Grinding Media, Inc. / MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (c)		215	227,094
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)		192	213,965
Kaiser Aluminum Corp., 5.88%, 5/15/24		124	129,890
Kinross Gold Corp., 5.95%, 3/15/24		50	52,462
Novelis Corp. (c)(d):
6.25%, 8/15/24		1,024	1,077,760
5.88%, 9/30/26		1,191	1,208,865
Rio Tinto Finance USA Ltd., 4.75%, 3/22/42 (d)		400	433,247
Steel Dynamics, Inc.:
5.13%, 10/01/21 (d)		970	1,003,950
5.25%, 4/15/23 (d)		525	546,656
5.00%, 12/15/26 (c)		15	15,262
Teck Resources Ltd.:
3.00%, 3/01/19 (d)		240	241,200
3.75%, 2/01/23 (d)		648	629,370
8.50%, 6/01/24 (c)		418	486,447
6.13%, 10/01/35		102	104,295
6.00%, 8/15/40 (d)		686	687,715
6.25%, 7/15/41		88	90,420
5.20%, 3/01/42 (d)		673	625,890
5.40%, 2/01/43		181	170,140
United States Steel Corp., 8.38%, 7/01/21 (c)(d)		357	396,270

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(d)	USD	442	$457,046

			23,737,750
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		150	150,000
6.88%, 10/15/21		240	247,200
7.50%, 11/01/23 (c)		225	236,813

			634,013
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)(d)		329	203,158
Target Corp., 4.00%, 7/01/42 (d)		300	292,260

			495,418
Oil, Gas & Consumable Fuels — 9.9%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (c)		139	149,425
Anadarko Petroleum Corp., 4.50%, 7/15/44 (d)		500	482,556
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (c)		65	66,463
Antero Resources Corp.:
5.13%, 12/01/22		92	92,690
5.63%, 6/01/23		88	89,760
Apache Corp., 4.75%, 4/15/43 (d)		800	818,426
California Resources Corp., 8.00%, 12/15/22 (c)(d)		575	511,750
Callon Petroleum Co., 6.13%, 10/01/24 (c)		248	262,570
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (d)		690	708,112
Cenovus Energy, Inc.:
5.70%, 10/15/19		51	55,093
5.20%, 9/15/43		25	24,587
Cheniere Corpus Christi Holdings LLC (c):
7.00%, 6/30/24 (d)		698	779,142
5.88%, 3/31/25		819	866,092
Chesapeake Energy Corp.:
4.27%, 4/15/19 (b)		642	640,395
6.63%, 8/15/20		239	240,195
6.88%, 11/15/20		224	224,000
4.88%, 4/15/22 (d)		520	483,600
8.00%, 12/15/22 (c)		60	64,050
8.00%, 1/15/25 (c)		377	386,189
5.50%, 9/15/26 (c)(i)		200	213,125

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co., 4.95%, 3/15/26 (d)	USD	700	$768,928
CONSOL Energy, Inc.:
5.88%, 4/15/22 (d)		3,210	3,105,675
8.00%, 4/01/23		76	77,900
Continental Resources, Inc.:
5.00%, 9/15/22		9	9,180
4.50%, 4/15/23 (d)		228	225,150
3.80%, 6/01/24 (d)		549	512,629
4.90%, 6/01/44 (d)		310	272,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		35	36,050
6.25%, 4/01/23		35	36,138
CrownRock LP/CrownRock Finance, Inc. (c):
7.13%, 4/15/21 (d)		961	1,001,842
7.75%, 2/15/23		160	173,400
DCP Midstream LLC (c):
4.75%, 9/30/21		160	163,200
6.45%, 11/03/36		213	217,260
6.75%, 9/15/37		278	289,120
Denbury Resources, Inc.:
9.00%, 5/15/21 (c)(d)		625	682,812
5.50%, 5/01/22 (d)		508	435,610
4.63%, 7/15/23		48	38,340
Diamondback Energy, Inc., 5.38%, 5/31/25 (c)		242	249,865
Energy Transfer Equity LP (d):
5.88%, 1/15/24		940	1,003,450
5.50%, 6/01/27		415	429,525
Energy Transfer Partners LP:
6.13%, 12/15/45 (d)		500	545,171
5.30%, 4/15/47		350	344,521
Ensco Jersey Finance, Ltd., 3.00%, 1/31/24 (c)(i)		601	656,592
Ensco PLC, 8.00%, 1/31/24 (c)		92	95,457
Enterprise Products Operating LLC, 3.75%, 2/15/25 (d)		1,250	1,267,041
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		370	370,000
8.00%, 11/29/24 (c)		304	328,320
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)(d)		380	406,600
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 5/15/23		59	60,623
5.63%, 6/15/24		449	452,368
GNL Quintero SA:
4.63%, 7/31/29 (c)(d)		286	286,972

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
GNL Quintero SA (continued):
4.63%, 7/31/29	USD	279	$279,949
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		381	403,860
Gulfport Energy Corp.:
6.63%, 5/01/23		84	87,780
6.00%, 10/15/24 (c)(d)		368	374,900
6.38%, 5/15/25 (c)(d)		240	246,000
Halcon Resources Corp., 8.63%, 2/01/20 (c)		295	308,275
Hess Corp., 4.30%, 4/01/27 (d)		750	751,246
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (c)		197	198,724
Kinder Morgan Energy Partners LP, 4.25%, 9/01/24 (d)		2,500	2,555,205
Matador Resources Co.:
6.88%, 4/15/23		460	485,300
6.88%, 4/15/23 (c)(d)		531	560,205
MEG Energy Corp. (c):
6.50%, 3/15/21 (d)		2,036	2,090,361
7.00%, 3/31/24		65	61,100
6.50%, 1/15/25		1,012	1,022,120
MPLX LP, 4.88%, 6/01/25 (d)		790	828,261
Murphy Oil Corp.:
6.88%, 8/15/24 (d)		288	308,880
6.13%, 12/01/42		80	76,000
Nabors Industries, Inc. (c):
5.50%, 1/15/23 (d)		196	204,820
0.75%, 1/15/24 (i)		472	476,130
Newfield Exploration Co., 5.63%, 7/01/24		15	15,788
NGPL PipeCo LLC (c):
7.12%, 12/15/17 (d)		1,167	1,202,010
7.77%, 12/15/37		705	779,025
Noble Energy, Inc., 5.63%, 5/01/21 (d)		1,700	1,764,112
Noble Holding International, Ltd., 7.75%, 1/15/24		772	767,175
Oasis Petroleum, Inc.:
6.50%, 11/01/21		450	460,125
6.88%, 3/15/22 (d)		490	502,250
6.88%, 1/15/23		115	117,731
2.63%, 9/15/23 (i)		120	159,900
ONEOK, Inc.:
4.25%, 2/01/22		80	81,600
7.50%, 9/01/23 (d)		377	438,263
Paramount Resources Ltd., 6.88%, 6/30/23 (c)(d)		1,235	1,321,450
Parsley Energy LLC/Parsley Finance Corp. (c):
6.25%, 6/01/24		201	216,075
5.38%, 1/15/25		136	139,400

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc., 6.13%, 9/15/24 (c)	USD	220	$229,900
Pertamina Persero PT, 5.63%, 5/20/43 (c)(d)		2,000	1,895,344
Petrobras Argentina SA, 7.38%, 7/21/23 (c)(d)		895	908,425
Petrobras Global Finance BV:
4.88%, 3/17/20		171	174,249
8.38%, 5/23/21 (d)		1,718	1,915,570
8.75%, 5/23/26		193	217,395
7.38%, 1/17/27		404	419,433
Petrobras International Finance Co.:
5.75%, 1/20/20		171	178,097
5.38%, 1/27/21 (d)		1,872	1,884,262
Petroleos Mexicanos:
5.38%, 3/13/22 (c)		47	47,914
4.63%, 9/21/23		309	301,275
6.50%, 3/13/27 (c)		601	618,098
Precision Drilling Corp., 7.75%, 12/15/23 (c)		90	97,200
QEP Resources, Inc.:
6.88%, 3/01/21		176	186,120
5.25%, 5/01/23		40	39,800
Raizen Fuels Finance SA, 5.30%, 1/20/27 (c)		543	541,914
Range Resources Corp. (c):
5.88%, 7/01/22 (d)		579	606,502
5.00%, 8/15/22 (d)		91	91,546
5.00%, 3/15/23		280	277,900
Resolute Energy Corp., 8.50%, 5/01/20		282	287,640
Rockies Express Pipeline LLC (c)(d):
5.63%, 4/15/20		875	927,500
6.88%, 4/15/40		596	612,390
Rowan Cos., Inc.:
4.88%, 6/01/22		85	80,856
7.38%, 6/15/25		543	567,435
RSP Permian, Inc.:
6.63%, 10/01/22		290	306,313
5.25%, 1/15/25 (c)		178	182,005
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		100	108,000
5.63%, 4/15/23 (d)		1,775	1,925,875
5.75%, 5/15/24		10	10,888
5.63%, 3/01/25 (d)		176	191,180
5.88%, 6/30/26 (c)(d)		120	133,050
Sanchez Energy Corp. (d):
7.75%, 6/15/21		536	546,720
6.13%, 1/15/23		943	905,280
SESI LLC, 6.38%, 5/01/19		110	110,413
Seven Generations Energy Ltd. (c):
8.25%, 5/15/20 (d)		196	208,005

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd. (c) (continued):
6.75%, 5/01/23	USD	59	$63,130
Shell International Finance BV, 4.38%, 5/11/45 (d)		450	457,516
SM Energy Co.:
6.50%, 11/15/21		100	103,125
6.13%, 11/15/22 (d)		27	27,878
5.00%, 1/15/24		5	4,763
5.63%, 6/01/25 (d)		495	482,625
6.75%, 9/15/26		165	171,600
Southwestern Energy Co.:
5.80%, 1/23/20 (d)		1,169	1,206,992
4.10%, 3/15/22		191	177,153
6.70%, 1/23/25		65	65,325
Suncor Energy, Inc., 6.50%, 6/15/38 (d)		800	1,024,782
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c):
5.50%, 9/15/24 (d)		490	497,350
5.13%, 2/01/25		155	160,425
5.38%, 2/01/27		130	134,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		95	98,230
5.25%, 5/01/23		16	16,400
6.75%, 3/15/24		82	89,585
Tesoro Corp. (c)(d):
4.75%, 12/15/23		527	541,492
5.13%, 12/15/26		736	767,280
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21		44	46,035
Weatherford International LLC, 6.80%, 6/15/37		30	25,725
Weatherford International Ltd.:
4.50%, 4/15/22		107	95,230
6.50%, 8/01/36		85	72,038
7.00%, 3/15/38		94	81,310
5.95%, 4/15/42		83	64,922
Whiting Petroleum Corp.:
5.00%, 3/15/19 (d)		851	865,892
6.25%, 4/01/23		10	10,100
WildHorse Resource Development Corp., 6.88%, 2/01/25 (c)(h)		281	279,946
Williams Cos., Inc.:
3.70%, 1/15/23		63	61,898
5.75%, 6/24/44 (d)		1,137	1,151,212
Williams Partners LP, 4.50%, 11/15/23 (d)		1,750	1,840,347

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.:
7.50%, 8/01/20	USD	80	$86,800
6.00%, 1/15/22		247	256,880
8.25%, 8/01/23		215	244,563
5.25%, 9/15/24 (d)		435	428,340
YPF SA:
8.50%, 3/23/21		83	89,951
8.50%, 3/23/21 (c)		193	209,164
8.50%, 7/28/25		97	102,074

			70,822,064
Paper & Forest Products — 0.1%
Mercer International, Inc., 6.50%, 2/01/24 (c)		94	94,940
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	168	188,592
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)(d)	USD	390	390,000

			673,532
Pharmaceuticals — 2.0%
AbbVie, Inc. (d):
3.20%, 5/14/26		775	734,459
4.45%, 5/14/46		1,000	936,818
Actavis Funding SCS (d):
3.80%, 3/15/25		1,000	998,190
4.75%, 3/15/45		500	493,078
DPx Holdings BV, 7.50%, 2/01/22 (c)		135	143,100
Endo Finance LLC/Endo Finco, Inc. (c)(d):
5.38%, 1/15/23		620	519,250
6.00%, 7/15/23		459	391,298
Forest Laboratories LLC, 5.00%, 12/15/21 (c)(d)		718	776,720
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (d)		314	325,850
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (c)		444	465,090
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)(d)		1,166	1,235,960
Mylan NV, 3.95%, 6/15/26 (c)(d)		1,000	946,588
NBTY, Inc., 7.63%, 5/15/21 (c)(d)		733	767,818
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26 (d)		300	281,685
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	145	170,294
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		100	119,267

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (c)(h)	USD	831	$816,457
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (d)		500	453,277
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18 (d)		1,517	1,496,141
5.38%, 3/15/20		55	47,300
6.75%, 8/15/21		1,276	1,078,220
5.63%, 12/01/21 (d)		839	662,810
5.88%, 5/15/23		67	51,004
6.13%, 4/15/25		216	161,730

			14,072,404
Producer Durables: Miscellaneous — 0.0%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, 10.00%, 11/30/24 (c)		210	226,800
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.38%, 10/15/26		250	237,182
ATF Netherlands BV, 2.13%, 3/13/23	EUR	100	106,804
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)	USD	204	200,175
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (c)		533	510,347
Starwood Property Trust, Inc., 5.00%, 12/15/21 (c)		278	282,517

			1,337,025
Real Estate Management & Development — 1.1%
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,029,428
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(d)		4,360	4,063,869
Realogy Group LLC/Realogy Co-Issuer Corp. (c)(d):
4.50%, 4/15/19		205	211,662
5.25%, 12/01/21		495	509,850
4.88%, 6/01/23		1,125	1,096,875

			7,911,684
Road & Rail — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c):
5.13%, 6/01/22 (d)		850	826,625
6.38%, 4/01/24		30	29,475
5.25%, 3/15/25 (d)		725	663,375

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	$105,035
Burlington Northern Santa Fe LLC, 4.38%, 9/01/42 (d)	USD	500	518,641
Herc Rentals, Inc. (c):
7.50%, 6/01/22		106	114,480
7.75%, 6/01/24		10	10,825
Hertz Corp.:
4.25%, 4/01/18 (d)		400	400,000
5.88%, 10/15/20		175	165,375
7.38%, 1/15/21 (d)		85	82,238
5.50%, 10/15/24 (c)		305	256,200
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (c)(d)		4,000	4,245,000
Penske Automotive Group, Inc., 5.38%, 12/01/24 (d)		613	616,065
Union Pacific Corp., 4.05%, 11/15/45 (d)		500	499,053

			8,532,387
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		89	97,789
Analog Devices, Inc., 3.50%, 12/05/26 (d)		320	314,982
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (c)		2,600	2,580,172
Microchip Technology, Inc., 2.13%, 12/15/37 (i)		75	211,453
Micron Technology, Inc.:
5.25%, 8/01/23 (c)(d)		343	343,857
5.50%, 2/01/25		40	40,200
5.63%, 1/15/26 (c)		82	82,123
Series G, 3.00%, 11/15/43 (i)		860	879,887
Microsemi Corp., 9.13%, 4/15/23 (c)		41	47,560
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20 (d)		760	786,600
4.13%, 6/01/21		203	209,577
4.63%, 6/15/22 (d)		410	431,525
3.88%, 9/01/22		200	203,250
4.63%, 6/01/23		224	236,880
QUALCOMM, Inc., 4.65%, 5/20/35 (d)		400	411,499
Sensata Technologies BV, 5.00%, 10/01/25 (c)		15	14,993
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (c)(d)		540	579,150
Xilinx, Inc., 2.63%, 6/15/17 (i)		65	131,341

			7,602,838

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Software — 1.5%
ACI Worldwide, Inc., 6.38%, 8/15/20 (c)(d)	USD	580	$597,516
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)(d)		882	851,130
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)(d)		609	631,837
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		51	44,753
Infor US, Inc., 6.50%, 5/15/22 (d)		1,857	1,905,746
Informatica LLC, 7.13%, 7/15/23 (c)(d)		516	496,650
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (c)		209	219,450
Microsoft Corp., 3.70%, 8/08/46 (d)		1,750	1,600,979
Nuance Communications, Inc. (c):
5.38%, 8/15/20 (d)		47	48,175
6.00%, 7/01/24		220	224,950
5.63%, 12/15/26		121	120,849
Oracle Corp., 4.00%, 7/15/46 (d)		1,500	1,407,663
PTC, Inc., 6.00%, 5/15/24		119	126,731
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)(d)		1,020	1,160,250
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)		584	607,360
TIBCO Software, Inc., 11.38%, 12/01/21 (c)		742	816,200
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	100	101,516

			10,961,755
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (d)	USD	740	756,650
JC Penney Corp., Inc.:
6.38%, 10/15/36		119	96,093
7.40%, 4/01/37		261	223,807
L Brands, Inc., 6.88%, 11/01/35 (d)		384	374,400
Lowe’s Cos., Inc., 4.65%, 4/15/42 (d)		400	424,718
Penske Automotive Group, Inc., 5.50%, 5/15/26		212	210,940
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (d)		427	441,731
THOM Europe SAS, 7.38%, 7/15/19	EUR	100	112,835

			2,641,174
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 4.65%, 2/23/46 (d)	USD	1,500	1,578,723

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
4.42%, 6/15/21	USD	145	$150,908
7.13%, 6/15/24 (d)		774	847,436
6.02%, 6/15/26		170	183,546
8.35%, 7/15/46		150	187,289
Western Digital Corp., 7.38%, 4/01/23 (c)(d)		495	544,500

			3,492,402
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	116,180
Hanesbrands, Inc., 4.63%, 5/15/24 (c)	USD	59	58,410
Springs Industries, Inc., 6.25%, 6/01/21		59	61,065

			235,655
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	129,700
MGIC Investment Corp., 5.75%, 8/15/23	USD	181	189,145
Radian Group, Inc., 5.25%, 6/15/20 (d)		390	407,550

			726,395
Tobacco — 0.3%
Altria Group, Inc., 4.50%, 5/02/43 (d)		750	756,887
Philip Morris International, Inc., 4.38%, 11/15/41 (d)		900	892,792
Reynolds American, Inc., 5.85%, 8/15/45 (d)		715	830,760

			2,480,439
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust (c):
Series 2012-1, Class B, 6.50%, 5/30/21		359	369,473
Series 2013-1, Class A, 5.25%, 5/30/25 (d)		2,182	2,274,871

			2,644,344
Transportation Infrastructure — 0.2%
CEVA Group PLC, 7.00%, 3/01/21 (c)(d)		510	441,150
CMA CGM SA, 7.75%, 1/15/21	EUR	100	101,203
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (c)	USD	264	263,670

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (c)(d)	USD	390	$373,690
Transurban Finance Co., 4.13%, 2/02/26 (c)(d)		520	529,731

			1,709,444
Utilities — 0.2%
AES Panama SRL, 6.00%, 6/25/22 (c)		291	300,167
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	113,833
Emera US Finance LP, 4.75%, 6/15/46	USD	200	203,250
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (c)		967	1,015,350

			1,632,600
Wireless Telecommunication Services — 3.1%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)		77	80,850
8.25%, 10/15/23 (d)		1,069	1,159,865
7.13%, 12/15/24 (c)(d)		429	436,507
Digicel Group Ltd. (c):
8.25%, 9/30/20		295	261,444
7.13%, 4/01/22		294	235,071
Digicel Ltd., 6.00%, 4/15/21 (c)(d)		5,000	4,661,500
GEO Group, Inc.:
5.13%, 4/01/23 (d)		553	543,322
5.88%, 10/15/24		57	57,499
6.00%, 4/15/26		71	71,533
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (c)(h)		319	318,202
Softbank Corp., 4.50%, 4/15/20 (c)(d)		1,500	1,537,500
Sprint Capital Corp.:
6.90%, 5/01/19		155	165,463
6.88%, 11/15/28 (d)		2,084	2,146,520
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)(d)		2,486	2,722,170
7.00%, 3/01/20 (c)		270	293,287
7.00%, 8/15/20 (d)		240	256,800
Sprint Corp.:
7.25%, 9/15/21		115	123,223
7.88%, 9/15/23 (d)		1,526	1,667,155
7.13%, 6/15/24 (d)		1,444	1,508,980
7.63%, 2/15/25		70	75,031
T-Mobile USA, Inc.:
6.63%, 4/28/21 (d)		250	260,625

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued):
6.73%, 4/28/22 (d)	USD	945	$982,800
6.00%, 3/01/23		40	42,300
6.84%, 4/28/23 (d)		610	651,175
6.50%, 1/15/24 (d)		440	474,144
6.50%, 1/15/26		260	285,675
Trust F/1401, 6.95%, 1/30/44		752	686,200
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	100	109,849

			21,814,690
Total Corporate Bonds - 67.0%			479,051,304

Floating Rate Loan Interests (b)
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LOC, 11.38%, 3/19/21	USD	29	25,394
CEVA Intercompany BV, Dutch Term Loan, 3.78%, 3/19/21		30	26,142
CEVA Logistics Canada ULC, Canadian Term Loan, 4.75%, 3/19/21		5	3,949
CEVA Logistics US Holdings, Inc., Term Loan, 4.75%, 3/19/21		43	37,229

			92,714
Auto Components — 0.1%
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		455	453,713
Building Products — 0.0%
Wilsonart LLC, 2016 Term Loan, 5.02%, 12/19/23		242	243,754
Chemicals — 0.0%
Atotech B.V., 2017 Term Loan B1, 6.50%, 1/31/24		142	142,710
Chemours Co., Term Loan B, 6.50%, 5/12/22		26	25,727
MacDermid, Inc., Term Loan B5, 4.00%, 6/07/20		108	109,040

			277,477
Commercial Services & Supplies — 0.1%
Advanced Disposal Services. Inc., Term Loan B3, 3.50%, 11/10/23	USD	285	$287,976

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests		Par (000)	Value
Commercial Services & Supplies (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.76%, 11/26/20	USD	207	$206,862

			494,838
Containers & Packaging — 0.1%
Flex Acquisition Company, Inc., 1st Lien Term Loan, 7.40%, 12/29/23		552	556,488
Diversified Financial Services — 0.7%
Aviron Capital LLC, Term Loan, 5.25%, 10/31/17		11,081	4,266,266
Lone Star LSPT Future Funding, Mezzanine Term Loan, 4.00%, 9/09/20		368	368,346

			4,634,612
Diversified Telecommunication Services — 0.2%
Consolidated Communications, Inc., Term Loan B2, 3.78%, 10/05/23		368	370,694
Virgin Media Investment Holdings Ltd., Term Loan I, 5.00%, 1/31/25		656	659,693
Zayo Group LLC:
2017 Delayed Draw Term Loan B3, 5.27%, 1/12/24		226	227,790
2017 Term Loan B2, 5.27%, 1/19/24		468	471,706

			1,729,883
Electric Utilities — 0.1%
TEX Operations Co. LLC:
Exit Term Loan B, 1.88%, 8/04/23		454	455,538
Exit Term Loan C, 5.00%, 8/04/23		95	95,058
Vistra Operations Company LLC, 2016 Term Loan B2, 5.00%, 12/14/23		354	357,540

			908,136
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Term Loan, 4.53%, 7/13/20		337	323,063
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 5.00%, 2/03/24		231	230,351

Floating Rate Loan Interests		Par (000)	Value
Food & Staples Retailing (continued)
BJ’s Wholesale Club, Inc. (continued):
2017 2nd Lien Term Loan, 4.79%, 2/03/25	USD	158	$159,580

			389,931
Health Care Equipment & Supplies — 0.2%
Alere, Inc., 2015 Term Loan B, 4.09%, 6/18/22		326	325,831
DJO Finance LLC, 2015 Term Loan, 5.25%, 6/08/20		413	402,112
Immucor, Inc., Refinancing Term Loan B2, 4.25%, 8/17/18		459	447,637
Mallinckrodt International Finance SA, Term Loan B, 4.25%, 3/19/21		110	110,000

			1,285,580
Health Care Providers & Services — 0.2%
Community Health Systems, Inc.:
Term Loan G, 6.54%, 12/31/19		96	91,052
Term Loan H, 6.54%, 1/27/21		51	48,198
inVentiv Health, Inc., 2016 Term Loan B, 6.95%, 11/09/23		385	388,207
MPH Acquisition Holdings LLC, 2016 Term Loan B, 9.25%, 6/07/23		169	171,546
Team Health, Inc., 1st Lien Term Loan, 4.70%, 2/06/24		408	407,237
Vizient, Inc., 2016 Term Loan B, 5.50%, 2/13/23		113	114,599

			1,220,839
Hotels, Restaurants & Leisure — 3.2%
Amaya Holdings BV, 1st Lien Term Loan, 4.25%, 8/01/21		313	314,155
Caesars Entertainment Resort Properties LLC, Term Loan B, 3.52%, 10/11/20		3,314	3,342,780
Four Seasons Holdings Inc., 1st Lien Term Loan, 4.25%, 11/30/23		47	47,573
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 3.78%, 8/04/19		6,500	6,305,000
Hilton Los Cabos, B-Note, 4.25%, 9/18/18		5,375	5,294,375
Hilton Orlando, Mezzanine A3, 3.75%, 7/09/19		7,250	7,250,000

			22,553,883

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests		Par (000)	Value
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., Term Loan B, 8.50%, 11/30/23	USD	838	$841,687
Insurance — 0.1%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22		136	136,562
AssuredPartners, Inc., 2016 Term Loan B, 5.00%, 10/21/22		193	195,276
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 5.00%, 3/01/21		471	472,478

			804,316
IT Services — 0.0%
TKC Holdings, Inc., 2017 Term Loan, 1.00%, 2/01/23		272	272,680
Machinery — 0.1%
Signode Industrial Group US, Inc., Term Loan B, 5.00%, 5/01/21		164	165,301
Silver II US Holdings LLC, Term Loan, 4.25%, 12/13/19		482	456,273

			621,574
Media — 0.3%
iHeartCommunications, Inc., Term Loan D, 4.00%, 1/30/19		1,169	968,285
Intelsat Jackson Holdings SA, Term Loan B2, 8.95%, 6/30/19		1,245	1,224,330
Ziggo Secured Finance Partnership, Term Loan E, 5.50%, 4/23/25		263	263,521

			2,456,136
Metals & Mining — 0.0%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		198	199,041
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, 466.85% - 5.25%, 10/25/20		330	272,378
Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp.:
Second Out Term Loan, 5.50%, 12/31/21		850	955,732
Term Loan A, 7.00%, 10/01/19		613	596,480
Chesapeake Energy Corp., Term Loan, 6.54%, 8/23/21		1,674	1,830,703
Energy Transfer Equity, L.P., 2017 Term Loan B, 1.00%, 2/02/24		305	304,720

Floating Rate Loan Interests		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 2017 Term Loan B, 4.25%, 12/31/23	USD	165	$165,595

			3,853,230
Pharmaceuticals — 0.2%
DPx Holdings BV, 2014 Incremental Term Loan, 6.04%, 3/11/21		280	281,794
Jaguar Holding Co. II, 2015 Term Loan B, 5.00%, 8/18/22		478	480,488
NBTY, Inc., Term Loan B, 9.51%, 5/05/23		176	177,161
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.75%, 10/20/18		75	74,476
Series C2 Term Loan B, 4.00%, 12/11/19		40	40,102
Series D2 Term Loan B, 4.00%, 2/13/19		25	24,863
Series E Term Loan B, 4.00%, 8/05/20		300	300,866

			1,379,750
Professional Services — 0.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		298	295,947
Information Resources, Inc., 1st Lien Term Loan, 6.70%, 1/18/24		86	86,753

			382,700
Semiconductors & Semiconductor Equipment — 0.0%
Microsemi Corp., 2015 Term Loan B, 5.00%, 1/15/23		46	45,884
Software — 0.4%
BMC Software Finance, Inc., Term Loan, 4.76%, 9/10/20		801	799,165
Kronos Incorporated:
1st Lien Term Loan, 3.75%, 11/01/23		639	645,793
2nd Lien Term Loan, 4.75%, 11/01/24		624	643,452
Optiv Security, Inc., 1st Lien Term Loan, 4.50%, 2/01/24		244	245,322
RP Crown Parent, LLC, 2016 Term Loan B, 3.77%, 10/12/23		198	199,386
Tibco Software Inc., 2017 Term Loan B, 4.50%, 12/04/20		602	606,169

			3,139,287

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests		Par (000)	Value
Specialty Retail — 0.0%
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.00%, 8/16/23	USD	42	$42,530
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials LLC, Term Loan B, 5.25%, 8/12/22		312	313,891
Wireless Telecommunication Services — 0.1%
Radiate Holdco LLC, 1st Lien Term Loan, 4.75%, 2/01/24		312	314,290
Total Floating Rate Loan Interests — 7.0%			50,104,285

Foreign Agency Obligations
Argentina Bonar Bonds:
21.78%, 3/28/17 (b)	ARS	13,744	863,826
9.00%, 11/29/18	USD	144	159,578
Argentine Bonos del Tesoro:
22.75%, 3/05/18	ARS	9,149	594,171
21.20%, 9/19/18		18,297	1,195,865
18.20%, 10/03/21		176	11,738
16.00%, 10/17/23		1,975	129,463
15.50%, 10/17/26		70	4,807
Argentine Republic Government International Bond:
6.25%, 4/22/19 (c)(d)	USD	6,334	6,691,871
6.88%, 4/22/21		150	159,525
5.83%, 12/31/33 (b)	ARS	54	24,783
7.82%, 12/31/33	EUR	701	764,761
7.63%, 4/22/46 (c)(d)	USD	2,767	2,735,180
Brazil Notas do Tesouro Nacional Series B, 6.00%, 5/15/21	BRL	1,400	1,339,004
Brazilian Government International Bond, 5.00%, 1/27/45 (d)	USD	595	508,725
Cyprus Government International Bond, 4.63%, 2/03/20 (c)	EUR	2,950	3,449,923
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	800	785,200
Dominican Republic International Bond, 5.95%, 1/25/27 (c)		937	937,000
Egypt Government International Bond, 6.13%, 1/31/22 (c)		1,218	1,228,950
Iceland Government International Bond, 5.88%, 5/11/22		3,415	3,848,562
Mexican Udibonos, 3.50%, 12/14/17	MXN	1,655	80,941
Portugal Government International Bond, 5.13%, 10/15/24 (c)	USD	5,430	5,247,378
Republic of Argentina:
3.88%, 1/15/22	EUR	172	180,107
5.63%, 1/26/22 (c)	USD	5,314	5,324,628
7.50%, 4/22/26 (c)(d)		3,437	3,588,228
6.88%, 1/26/27 (c)		871	862,290

Foreign Agency Obligations		Par (000)	Value
Republic of Poland Government Bond:
1.75%, 7/25/21	PLN	9,038	$2,145,586
2.25%, 4/25/22		7,850	1,874,340
Russian Federal Bond - OFZ:
7.50%, 8/18/21	RUB	57,993	947,189
8.15%, 2/03/27		63,092	1,059,313
7.05%, 1/19/28		63,442	974,489
Slovenia Government International Bond, 5.85%, 5/10/23 (c)	USD	766	869,871
Sri Lanka Government International Bond, 5.88%, 7/25/22		3,000	3,005,496
Turkey Government Bond, 10.60%, 2/11/26	TRY	5,034	1,326,826
Turkey Government International Bond, 4.88%, 4/16/43	USD	2,314	1,886,812
YPF SA, 8.88%, 12/19/18 (c)		1,495	1,641,211
Total Foreign Agency Obligations — 7.9%			56,447,637

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.7%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.52%, 11/25/46 (b)		6,153	3,175,840
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 1.01%, 3/25/36 (b)		12,607	10,129,381
Series 2007-J2, Class 2A1, 1.42%, 7/25/37 (b)		5,175	2,584,929
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,858	2,180,622
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.11%, 11/25/36 (b)		7,228	5,540,952
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, 1.05%, 12/25/35 (b)		3,586	3,168,359
Series 2005-9CB, Class 1A3, 1.22%, 5/25/35 (b)		4,298	3,484,891
Series 2006-40T1, Class 2A5, 1.17%, 12/25/36 (b)		2,818	820,016
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		3,289	2,276,834
Series 2006-J7, Class 2A1, 2.10%, 11/20/36 (b)		7,275	4,350,405
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,291	1,578,635
Series 2006-OA14, Class 3A1, 1.45%, 11/25/46 (b)		11,374	9,535,373

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued):
Series 2006-OA16, Class A2, 0.96%, 10/25/46 (b)	USD	7,499	$6,410,496
Series 2006-OA18, Class A1, 0.89%, 12/25/46 (b)		4,595	4,066,002
Series 2006-OA22, Class A1, 0.93%, 2/25/47 (b)		4,240	3,582,141
Series 2006-OA6, Class 1A1A, 0.98%, 7/25/46 (b)		8,353	6,150,007
Series 2006-OA8, Class 1A1, 0.96%, 7/25/46 (b)		3,338	2,766,371
Series 2007-12T1, Class A22, 5.75%, 6/25/37 (d)		6,101	4,504,599
Series 2007-12T1, Class A5, 6.00%, 6/25/37		2,961	2,234,476
Series 2007-22, Class 2A16, 6.50%, 9/25/37		10,751	7,641,034
Series 2007-23CB, Class A1, 6.00%, 9/25/37		8,685	7,097,255
Series 2007-4CB, Class 1A3, 1.12%, 4/25/37 (b)		5,395	4,105,925
Series 2007-OA2, Class 1A1, 1.44%, 3/25/47 (b)		5,680	3,921,899
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.97%, 4/25/46 (b)		10,168	8,799,382
Fannie Mae (b):
Series 2016-C06, 5.02%, 4/25/29		545	578,579
Series 2016-C07, Class 2M2, 5.12%, 4/25/29		3,455	3,647,624
Fannie Mae Connecticut Avenue Securities, Class 1M2 (b):
Series 2014-C02, 3.37%, 5/25/24		7,872	7,900,111
Series 2014-C03, 3.77%, 7/25/24		5,950	6,071,763
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44 (d)		4,794	4,954,116
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 1.16%, 5/26/37 (c)(e)		15,477	10,446,956
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (b)		9,009	3,930,229
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 1.37%, 8/25/36 (b)		7,465	2,435,480

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.37%, 5/25/47 (b)	USD	5,471	$4,865,599

			154,936,281
Commercial Mortgage-Backed Securities — 5.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.46%, 9/15/18 (b)(c)		7,500	7,148,250
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (b)		3,372	3,345,916
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 5.02%, 12/15/27 (b)(c)		4,599	4,627,378
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class E, 5.35%, 6/15/31 (b)(c)		1,931	1,927,887
Commercial Mortgage Pass-Through Certificates (b)(c):
Series 2014-FL5, Class HFL1, 4.02%, 7/15/31		6,057	5,856,379
Series 2014-LC15, Class D, 4.94%, 4/10/47 (d)		1,330	1,107,941
Series 2014-PAT, Class E, 3.92%, 8/13/27		1,000	997,516
Series 2014-PAT, Class F, 3.21%, 8/13/27		3,000	2,902,544
Series 2014-PAT, Class G, 2.36%, 8/13/27		2,000	1,802,770
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		1,062	1,060,494
GAHR Commercial Mortgage Trust: Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (b)(c)		2,500	2,398,350
Great Wolf Trust (b)(c):
Series 2015-WFMZ, Class M, 7.76%, 5/15/32		3,300	3,261,384
Series 2015-WOLF, Class F, 5.77%, 5/15/34		1,080	1,061,061
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (b)(c)		5,000	4,951,704

			42,449,574
Total Non-Agency Mortgage-Backed Securities — 27.6%			197,385,855

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA, 8.88% (b)(j)	USD	200	$233,172
Banco Nacional de Comercio Exterior SNC, 3.80% (b)(c)		583	555,307
Banco Santander SA, 6.25% (b)(j)		200	205,379
Bank of Ireland, 7.38% (b)(j)		200	221,945
BNP Paribas SA, 7.20% (b)(c)(d)(j)		4,000	4,335,000
Capital One Financial Corp., Series E, 5.55% (b)(d)(j)		3,500	3,569,580
Citigroup, Inc. (b)(d)(j):
5.90%		2,250	2,327,625
5.95%		3,700	3,763,825
Series R, 6.13%		1,170	1,229,085
Cooperatieve Rabobank UA, 6.63% (b)(j)		200	231,343
DNB Bank ASA, Series ...., 6.50% (b)(j)		200	205,754
Fifth Third Bancorp, Series J, 4.90% (b)(d)(j)		3,000	2,898,750
Intesa Sanpaolo SpA, 7.00% (b)(j)		234	247,235
Wells Fargo & Co. (b)(d)(j):
Series S, 5.90%		8,800	9,048,160
Series U, 5.88%		770	818,606

			29,890,766
Capital Markets — 1.2%
Goldman Sachs Group, Inc., Series L, 5.70% (b)(d)(j)		967	998,089
Morgan Stanley, Series H, 5.45% (b)(d)(j)		5,007	5,082,105
State Street Corp., Series F, 5.25% (b)(d)(j)		1,875	1,938,281
UBS Group AG, 5.75% (b)(j)		200	230,743

			8,249,218
Chemicals — 0.0%
Lanxess AG, 4.50% (b)		50	56,283
Solvay Finance SA, 5.12% (b)(j)		100	116,664

			172,947
Diversified Financial Services — 5.6%
Bank of America Corp.(b)(d)(j):
Series AA, 6.10%		2,865	2,986,763
Series U, 5.20%		1,750	1,717,188
Series V, 5.13%		705	705,881
Series X, 6.25%		6,175	6,446,700
Bank of New York Mellon Corp., Series D, 4.50% (b)(d)(j)		6,067	5,551,972
Barclays PLC, 7.88% (b)(j)		200	205,500
HBOS Capital Funding LP, 6.85% (j)		100	101,425

Capital Trusts		Par (000)	Value
Diversified Financial Services — (continued)
JPMorgan Chase & Co.:
Series Q, 5.15% (b)(d)(j)	USD	5,500	$5,383,125
Series V, 5.00% (b)(d)(j)		3,830	3,834,787
Macquarie Bank Ltd., 10.25% (b)		10,000	10,237,380
Royal Bank of Scotland Group PLC, 8.63% (b)(j)		200	206,500
Societe Generale SA (b)(c)(j):
6.00% (d)		3,000	2,782,500
7.38%		200	200,370

			40,360,091
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV (b)(j):
3.75%		100	106,061
4.20%		300	333,565

			439,626
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (b)(c)(d)(j)		7,500	7,153,125
Enel SpA (b):
6.50%		102	118,505
7.75%		100	138,150
Gas Natural Fenosa Finance BV, 4.13% (b)(j)		100	109,569

			7,519,349
Industrial Conglomerates — 0.9%
General Electric Co., Series D, 5.00% (b)(d)(j)		5,921	6,157,840
Insurance — 0.2%
Voya Financial, Inc., 5.65% (b)(d)		1,090	1,095,450
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85% (b)(c)		50	44,875
TOTAL SA, 3.88% (b)(j)		100	113,622

			158,497
Total Capital Trust — 13.2%			94,043,784

24	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Preferred Stocks	Shares	Value
Banks — 0.3%
Citigroup, Inc., Series K, 6.88% (b)(j)	75,000	$2,085,750
Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(j)	395,017	10,116,385
Morgan Stanley, 6.88% (b)(j)	100,000	2,754,000
SCE Trust III, 5.75% (b)(j)	23,730	620,777

		13,491,162
Diversified Financial Services — 0.3%
Morgan Stanley, Series K, 5.85% (b)(j)	89,329	2,243,945
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88% (c)(j)	10,000	12,250,000
SunTrust Real Estate Investment Corp., 9.00% (c)(j)	15	1,688,513

		13,938,513
Total Preferred Stocks — 4.4%		31,759,370
Total Preferred Securities — 17.6%		125,803,154

Warrants — 0.0%	Shares	Value
Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/27/17) (k)	10	—
Total Long-Term Investments (Cost — $1,133,637,907) — 158.5%		$1,133,036,707

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (l)(m)	3,838,673	3,838,673
Total Short-Term Securities (Cost — $3,838,673) — 0.5%		3,838,673
Options Purchased (Cost — $230,032) — 0.0%		303,248
Total Investments Before Options Written (Cost — $1,137,706,612*) — 159.0%		1,137,178,628
Options Written (Premiums Received — $127,085) — (0.0)%		(91,049)
Total Investments, Net of Options Written (Cost — $1,137,579,527) — 159.0%		1,137,087,579
Liabilities in Excess of Other Assets — (59.0)%		(422,108,332)

Net Assets — 100.0%		$714,979,247

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,123,032,253

Gross unrealized appreciation	$34,664,467
Gross unrealized depreciation	(20,518,092)

Net unrealized appreciation	$14,146,375

Notes to Schedule of Investments

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $561 and an original cost of $8,635, which was less than 0.05% of its net assets.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Amount is less than $500.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	When-issued security.

(i)	Convertible security.

(j)	Perpetual security with no stated maturity date.

(k)	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

(l)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,322,410	(2,483,737)	3,838,673	$3,838,673	$2,688	$35	—

(m)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.00%	5/02/16	Open	$464,800	$468,325	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/04/16	Open	120,085	120,989	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	5/04/16	Open	784,550	790,751	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/05/16	Open	638,000	642,750	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/05/16	Open	451,000	454,357	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/06/16	Open	813,400	819,131	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	5/09/16	Open	425,685	428,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/09/16	Open	379,500	382,164	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/09/16	Open	211,185	212,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/10/16	Open	270,400	272,298	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/10/16	Open	135,548	136,495	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/10/16	Open	562,238	566,169	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/10/16	Open	620,400	624,967	Corporate Bonds	Open/Demand

26	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.00%	5/16/16	Open	$1,747,655	$1,760,277	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/17/16	Open	595,875	600,357	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	5/24/16	Open	215,000	216,349	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/25/16	Open	346,768	349,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/25/16	Open	371,900	374,483	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/26/16	Open	236,931	238,595	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	6/01/16	Open	354,750	357,025	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	6/07/16	Open	63,550	63,930	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	6/07/16	Open	478,800	481,637	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	6/29/16	Open	170,150	171,171	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	234,000	235,352	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	7/08/16	Open	181,770	182,749	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	7/13/16	Open	128,296	128,977	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	7/19/16	Open	342,336	344,115	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	8/02/16	Open	324,675	326,226	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/02/16	Open	2,140,789	2,151,672	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	8/19/16	Open	494,998	497,114	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	971,800	976,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	507,000	509,282	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	312,405	313,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	759,720	763,139	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	8/19/16	Open	1,020,305	1,025,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	9/13/16	Open	154,400	154,966	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	9/19/16	Open	476,138	477,924	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	9/29/16	Open	511,406	513,093	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/04/16	Open	105,210	105,540	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.10%	10/07/16	Open	$853,230	$856,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	10/11/16	Open	43,593	43,693	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	10/13/16	Open	61,843	62,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/13/16	Open	172,480	172,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	10/14/16	Open	619,650	621,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	515,000	515,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,473,750	1,476,501	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	511,250	512,204	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	955,000	956,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	623,750	624,914	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	609,000	610,137	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,462,500	1,465,230	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,503,750	1,506,557	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,072,500	1,074,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,087,500	1,089,530	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,080,000	1,082,016	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	992,500	994,353	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	513,750	514,709	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	950,000	951,740	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	436,838	438,175	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	415,188	416,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	270,570	271,399	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	383,625	384,800	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	605,625	607,480	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	1,461,250	1,465,725	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	387,500	388,687	Corporate Bonds	Open/Demand

28	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	$304,500	$305,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	947,250	948,985	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	465,750	466,603	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	375,000	375,687	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	817,500	818,997	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	756,000	757,384	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	990,000	991,813	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	252,500	252,962	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	967,500	969,272	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	793,125	794,577	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	415,000	415,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,010,000	1,011,849	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	543,750	544,746	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	450,000	450,824	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	783,750	785,185	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	376,500	377,189	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,275,000	1,277,335	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	745,938	747,303	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	716,250	717,562	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	759,375	760,766	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	950,625	952,366	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	982,500	984,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,234,375	1,236,635	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,022,500	1,024,372	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	536,250	537,232	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	751,875	753,252	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	$503,750	$504,672	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	860,625	862,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	473,625	474,492	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	791,250	792,699	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	420,000	420,769	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	537,500	538,484	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	930,000	931,703	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	755,625	757,009	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	263,900	264,383	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,030,000	1,031,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/20/16	Open	160,950	161,375	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/20/16	Open	249,120	249,868	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	10/21/16	Open	162,000	162,473	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/21/16	Open	874,650	877,055	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/25/16	Open	446,000	446,769	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	480,700	481,930	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	399,840	400,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	364,000	364,932	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	344,715	345,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	423,300	424,384	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	435,000	436,172	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	394,050	395,112	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	409,640	410,744	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	360,500	361,471	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	350,470	351,414	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/26/16	Open	1,569,048	1,573,232	Corporate Bonds	Open/Demand

30	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.00%	10/27/16	Open	$114,400	$114,696	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/27/16	Open	1,201,420	1,204,524	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/28/16	Open	132,525	132,864	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	11/03/16	Open	546,000	547,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	11/04/16	Open	358,620	359,424	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	11/07/16	Open	770,800	772,509	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/09/16	Open	675,000	676,709	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	488,000	489,294	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	482,000	483,278	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	474,000	475,257	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	538,000	539,426	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	547,000	548,450	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	587,000	588,556	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	615,000	616,631	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	479,000	480,270	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	476,000	477,262	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	11/10/16	Open	528,885	529,916	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	11/10/16	Open	411,750	412,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	11/10/16	Open	871,080	872,967	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	11/10/16	Open	86,625	86,813	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	11/14/16	Open	212,245	212,585	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	11/14/16	Open	336,000	336,683	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/16/16	Open	849,920	852,018	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/16/16	Open	892,355	894,557	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/17/16	Open	932,000	934,263	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/17/16	Open	1,062,000	1,064,578	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	31

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.00%	11/18/16	Open	$183,888	$184,250	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	11/21/16	Open	1,452,500	1,451,068		Open/Demand
RBC Capital Markets, LLC	0.64%	11/22/16	Open	271,700	272,028	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/23/16	Open	757,000	758,699	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/23/16	Open	960,000	962,155	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	11/29/16	Open	180,600	180,895	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/30/16	Open	448,000	448,905	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/30/16	Open	725,000	726,465	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	12/07/16	Open	2,774,638	2,778,861	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/07/16	Open	744,625	746,007	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/07/16	Open	284,610	285,037	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/12/16	Open	312,960	313,373	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/14/16	Open	765,922	767,372	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.90%	12/15/16	Open	1,350,000	1,351,586	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00%	12/15/16	Open	3,483,300	3,487,848	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20%	12/15/16	Open	4,606,250	4,613,466	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	5,902,500	5,912,133	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	240,938	241,409	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	649,440	650,712	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	766,838	768,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	2,019,375	2,023,330	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	960,563	962,444	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	935,900	937,733	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	12/15/16	Open	2,788,266	2,793,727	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	12/15/16	Open	2,092,544	2,096,642	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	12/15/16	Open	385,263	386,017	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	12/15/16	Open	400,950	401,735	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/15/16	Open	71,000	71,126	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/15/16	Open	515,000	515,913	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	2,753,000	2,756,594	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	3,406,000	3,410,447	Corporate Bonds	Open/Demand

32	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	$1,203,000	$1,205,042	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	5,018,750	5,024,884	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	4,000,000	4,004,889	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	6,928,125	6,936,593	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	8,250,000	8,260,083	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/16/16	Open	5,287,500	5,293,963	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	124,000	124,189	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	9,612,500	9,627,186	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	4,771,613	4,778,902	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	1,035,450	1,037,032	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	1,549,125	1,551,492	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	637,050	638,023	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	734,700	735,822	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	537,225	538,046	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	853,875	855,180	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	435,256	435,921	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	286,750	287,188	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	1,051,986	1,053,593	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	695,400	696,462	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	19,910	19,940	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	471,170	471,890	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	4,050,000	4,056,188	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	4,090,000	4,096,249	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	2,493,750	2,497,560	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	4,048,875	4,055,061	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	3,062,500	3,067,179	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	3,438,950	3,444,204	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	3,209,750	3,214,654	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	2,553,750	2,557,652	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	706,160	707,239	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	92,055	92,196	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	752,188	753,337	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	217,273	217,604	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	326,630	327,129	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	1,163,661	1,165,439	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	808,860	810,096	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	432,150	432,810	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	544,635	545,467	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	418,500	419,139	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	1,866,150	1,869,001	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	2,141,703	2,144,975	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	836,455	837,733	Capital Trusts	Open/Demand
UBS Securities LLC	1.25%	12/16/16	Open	1,568,875	1,571,272	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	7,730,000	7,740,249	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	378,000	378,659	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	214,000	214,373	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	1,566,000	1,568,731	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	33

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	$663,000	$664,156	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	1,158,000	1,160,019	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	727,000	728,268	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	802,424	803,360	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	12/19/16	Open	532,988	533,951	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	12/19/16	Open	723,531	724,840	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	496,600	497,217	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	212,875	213,223	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	316,725	317,255	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	488,000	488,816	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	276,920	277,383	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	817,225	818,592	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	208,250	208,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	187,790	188,104	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	1,293,750	1,295,913	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	319,800	320,335	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	426,720	427,434	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	82,250	82,388	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	47,450	47,529	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	445,050	445,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	126,325	126,536	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	432,450	433,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	125,400	125,610	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	242,875	243,281	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	258,000	258,431	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	58,500	58,598	Corporate Bonds	Open/Demand

34	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.40%	12/19/16	Open	$195,383	$195,709	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	306,175	306,687	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/19/16	Open	345,425	346,003	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	12/20/16	Open	2,430,000	2,432,977	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	12/20/16	Open	1,892,250	1,894,568	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	12/20/16	Open	1,742,000	1,744,134	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	12/20/16	Open	1,944,000	1,946,381	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	345,000	345,584	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	757,000	758,281	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	750,000	751,269	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	73,000	73,123	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	128,000	128,217	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	298,000	298,504	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	572,000	572,968	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,405,000	1,407,377	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,089,000	1,090,842	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,425,000	2,429,102	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,969,000	1,972,331	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	696,281	697,458	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	296,000	296,501	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,167,000	2,170,666	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,038,000	2,041,448	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,574,776	2,579,131	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,160,196	1,162,158	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	5,529,000	5,538,353	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,038,000	2,041,448	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	35

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	$348,000	$348,589	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,564,000	1,566,646	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,297,000	2,300,886	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,018,000	2,021,414	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	97,000	97,164	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	795,000	796,345	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	206,000	206,348	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	548,000	548,927	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,496,000	1,498,531	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,534,625	2,538,913	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,820,000	1,823,079	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,433,250	1,435,675	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	293,000	293,496	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	431,393	432,123	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	585,000	585,990	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,036,395	1,038,148	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	531,090	531,988	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	484,000	484,799	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	549,000	549,929	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	554,835	555,774	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,439,000	1,441,434	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	386,019	386,672	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	351,844	352,439	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,479,699	2,483,894	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	618,750	619,797	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	228,165	228,551	Corporate Bonds	Open/Demand

36	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	$626,106	$627,165	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	122,000	122,206	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	368,000	368,623	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	667,590	668,719	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	767,340	768,638	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	365,000	365,617	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	134,622	134,850	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	348,000	348,589	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	545,625	546,548	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	403,000	403,682	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	311,000	311,526	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	366,000	366,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	417,150	417,831	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	443,625	444,350	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	482,885	483,674	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	439,450	440,168	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	927,200	928,714	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	432,820	433,527	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	1,519,560	1,522,042	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	442,900	443,623	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	335,325	335,873	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	408,250	408,917	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	454,005	454,747	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	645,150	646,204	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.25%	12/21/16	Open	550,545	550,702	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/21/16	Open	518,475	519,089	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	37

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.04%	12/21/16	Open	$1,216,000	$1,217,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/21/16	Open	2,187,000	2,189,590	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/21/16	Open	1,405,920	1,407,585	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.15%	12/21/16	Open	481,000	481,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	607,050	608,018	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	741,400	742,582	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	327,000	327,521	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	460,350	461,084	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	342,100	342,645	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	930,315	931,798	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	694,875	695,983	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	930,388	931,871	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	528,598	529,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	662,025	663,081	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	526,050	526,889	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	386,100	386,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	593,175	594,121	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	736,000	737,174	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	638,400	639,418	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	232,313	232,683	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	106,600	106,770	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	351,750	352,311	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	378,750	379,354	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/21/16	Open	312,375	312,873	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	12/22/16	Open	452,585	453,151	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	1.77%	1/03/17	2/02/17	4,111,563	4,117,435	Asset-Backed Securities	Up to 30 Days

38	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	1.77%	1/03/17	2/03/17	$1,073,000	$1,074,424	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.77%	1/03/17	2/03/17	827,000	828,098	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.77%	1/03/17	2/03/17	824,000	825,094	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.77%	1/03/17	2/03/17	1,116,000	1,117,481	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.77%	1/03/17	2/03/17	827,000	828,098	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	797,000	798,148	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	809,000	810,165	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	1,352,000	1,353,947	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	781,000	782,125	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	983,000	984,416	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	1,612,000	1,614,321	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	998,000	999,437	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	794,000	795,143	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	807,000	808,162	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	1,010,000	1,011,454	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	1/03/17	2/03/17	798,000	799,149	Asset-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	2.27%	1/03/17	2/06/17	7,629,697	7,642,705	Corporate Bonds	Open/Demand
JPMorgan Securities LLC	2.12%	1/05/17	2/03/17	2,677,000	2,681,090	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	1/06/17	Open	5,470,993	5,476,236	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/06/17	Open	1,242,000	1,243,151	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/06/17	Open	730,000	730,676	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/06/17	Open	718,000	718,665	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	463,750	464,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	382,193	382,446	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	440,000	440,292	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	267,000	267,177	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	39

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.04%	1/06/17	Open	$357,825	$358,063	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	353,350	353,585	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	729,375	729,860	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	290,625	290,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	300,800	301,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	442,500	442,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	287,250	287,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	482,500	482,821	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	508,750	509,088	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	503,750	504,085	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	240,625	240,785	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	644,000	644,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	411,000	411,273	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	1,017,500	1,018,176	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/06/17	Open	253,125	253,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/06/17	Open	250,965	251,189	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/09/17	Open	44,000	44,041	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/09/17	Open	764,660	765,284	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/10/17	Open	170,000	170,137	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/11/17	Open	517,000	516,713		Open/Demand
UBS Securities LLC	1.25%	1/11/17	Open	677,740	678,187	Corporate Bonds	Open/Demand
Citigroup Global Markets	0.25%	1/12/17	Open	1,213,600	1,213,431	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/12/17	Open	164,640	164,736	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/13/17	Open	811,440	811,882	Corporate Bonds	Open/Demand
JPMorgan Securities LLC	1.00%	1/17/17	2/01/17	4,735,000	4,736,841	Non-Agency Mortgage-Backed Securities	Up to 30 Days

40	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.40%	1/17/17	Open	$673,200	$673,593	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/17/17	Open	670,320	670,711	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/17/17	Open	1,733,888	1,734,899	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/17/17	Open	502,848	503,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	537,600	537,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	1,449,000	1,449,789	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	693,504	693,882	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	687,608	687,982	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	1,288,064	1,288,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	819,400	819,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	653,808	654,164	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	1,575,040	1,575,898	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/18/17	Open	736,800	737,144	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/19/17	Open	410,000	410,149	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/20/17	Open	174,000	174,056	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	403,760	403,948	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	2,396,192	2,397,310	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	955,296	955,742	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	888,216	888,631	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	441,840	442,046	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	358,904	359,071	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	361,088	361,257	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	475,992	476,214	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	434,248	434,451	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	412,824	412,952	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/20/17	Open	1,432,088	1,432,534	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	41

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
UBS Securities LLC	1.25%	1/20/17	Open	$3,779,063	$3,780,112	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	1/20/17	Open	324,809	324,998	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/23/17	Open	569,080	569,235	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/23/17	Open	238,850	238,924	Corporate Bonds	Open/Demand
UBS Securities LLC	1.05%	1/23/17	Open	325,800	325,867	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/24/17	Open	538,328	538,458	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	1/24/17	Open	296,843	296,904	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	1/24/17	Open	277,038	277,095	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/25/17	Open	211,200	211,241	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/26/17	Open	43,522	43,525	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/26/17	Open	885,366	885,437	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/26/17	Open	685,438	685,493	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	1/26/17	Open	270,000	270,019	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	1/26/17	Open	1,263,244	1,263,331	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/27/17	Open	495,000	495,020	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/27/17	Open	17,200	17,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/27/17	Open	328,700	328,713	Corporate Bonds	Open/Demand
UBS Securities LLC	1.25%	1/27/17	Open	363,715	363,728	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/30/17	Open	974,630	974,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	1/30/17	Open	189,654	189,654	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	286,440	286,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	167,232	167,232	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	323,840	323,840	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	927,350	927,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	201,300	201,316	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	202,230	202,246	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	336,550	336,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	404,513	404,544	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	221,650	221,667	Corporate Bonds	Open/Demand

42	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.40%	1/30/17	Open	$399,500	$399,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	198,600	198,615	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	107,085	107,093	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	2,391,450	2,391,636	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	305,440	305,464	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	118,990	118,999	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	184,110	184,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	270,825	270,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/30/17	Open	331,403	331,428	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	1/31/17	Open	390,000	390,000	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.40%	1/31/17	Open	1,595,000	1,595,000	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/31/17	Open	1,595,000	1,595,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	1/31/17	Open	191,774	191,774	Corporate Bonds	Open/Demand
Total				$432,604,278	$433,313,573

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(41)	2-Year U.S. Treasury Note	March 2017	$8,888,672	$(13,719)
(1)	5-Year U.S. Treasury Note	March 2017	$117,867	(88)
(41)	10-Year U.S. Treasury Note	March 2017	$5,103,219	(12,025)
(40)	Euro BOBL	March 2017	$5,740,348	14,529
(17)	Euro Bund Futures	March 2017	$2,975,328	7,327
(77)	Long U.S. Treasury Bond	March 2017	$11,614,969	71,912
(95)	Ultra U.S. Treasury Bond	March 2017	$15,265,312	131,008
26	90 Day Euro Future	December 2017	$6,402,500	8,090
(56)	90 Day Euro Future	September 2018	$13,740,300	1,674
(26)	90 Day Euro Future	December 2018	$6,371,625	(11,085)
Total				$197,623

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	43

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,289,750	USD	710,000	Goldman Sachs International	2/01/17	$16,651
BRL	2,042,590	USD	652,251	Goldman Sachs International	2/01/17	(4,036)
BRL	1,042,530	USD	310,000	Goldman Sachs International	2/01/17	20,846
BRL	1,047,800	USD	310,000	Morgan Stanley & Co. International PLC	2/01/17	22,519
BRL	1,124,143	USD	358,968	Royal Bank of Scotland PLC	2/01/17	(2,221)
BRL	1,407,560	USD	449,470	Royal Bank of Scotland PLC	2/01/17	(2,781)
BRL	1,393,304	USD	440,000	Royal Bank of Scotland PLC	2/01/17	2,164
BRL	1,149,668	USD	367,118	UBS AG	2/01/17	(2,272)
USD	620,000	BRL	2,042,590	Goldman Sachs International	2/01/17	(28,215)
USD	332,907	BRL	1,042,530	Goldman Sachs International	2/01/17	2,060
USD	731,176	BRL	2,289,750	Goldman Sachs International	2/01/17	4,525
USD	334,589	BRL	1,047,800	Morgan Stanley & Co. International PLC	2/01/17	2,071
USD	440,000	BRL	1,407,560	Royal Bank of Scotland PLC	2/01/17	(6,688)
USD	355,000	BRL	1,124,143	Royal Bank of Scotland PLC	2/01/17	(1,746)
USD	444,918	BRL	1,393,304	Royal Bank of Scotland PLC	2/01/17	2,753
USD	355,000	BRL	1,149,668	UBS AG	2/01/17	(9,846)
USD	232,733	TRY	877,465	Goldman Sachs International	2/01/17	178
USD	355,941	TRY	1,341,992	Goldman Sachs International	2/01/17	273
USD	446,638	TRY	1,683,944	Goldman Sachs International	2/01/17	341
USD	331,240	TRY	1,250,598	Goldman Sachs International	2/01/17	(206)
BRL	2,289,436	USD	732,151	Goldman Sachs International	2/02/17	(5,600)
BRL	2,255,616	USD	712,000	Royal Bank of Scotland PLC	2/02/17	3,819
USD	712,000	BRL	2,289,436	Goldman Sachs International	2/02/17	(14,551)
USD	721,335	BRL	2,255,616	Royal Bank of Scotland PLC	2/02/17	5,517
EUR	2,830,000	USD	3,019,822	Citibank N.A.	2/03/17	35,263
EUR	13,488,000	USD	14,392,708	Citibank N.A.	2/03/17	168,067
GBP	21,362,000	USD	26,722,559	Citibank N.A.	2/03/17	151,219
GBP	1,373,000	USD	1,717,539	Citibank N.A.	2/03/17	9,719
GBP	10,400,000	USD	12,785,458	Northern Trust Co.	2/03/17	297,927
MXN	12,802,911	USD	680,000	Citibank N.A.	2/03/17	(66,140)
MXN	15,859,891	USD	765,686	Citibank N.A.	2/03/17	(5,254)
MXN	115,415,612	USD	5,574,314	JPMorgan Chase Bank N.A.	2/03/17	(40,494)
USD	928,876	EUR	880,778	Bank of America N.A.	2/03/17	(21,955)
USD	2,962,175	EUR	2,830,000	Citibank N.A.	2/03/17	(92,910)
USD	14,117,957	EUR	13,488,000	Citibank N.A.	2/03/17	(442,817)
USD	981,617	EUR	930,774	Northern Trust Co.	2/03/17	(23,187)
USD	26,188,530	GBP	21,362,000	Citibank N.A.	2/03/17	(685,248)
USD	1,683,216	GBP	1,373,000	Citibank N.A.	2/03/17	(44,043)
USD	714,633	GBP	585,000	Royal Bank of Scotland PLC	2/03/17	(21,307)
USD	1,690,000	MXN	34,624,816	Citibank N.A.	2/03/17	29,847
USD	376,911	MXN	7,731,714	Goldman Sachs International	2/03/17	6,199
USD	1,020,000	MXN	18,744,989	HSBC Bank PLC	2/03/17	121,236
USD	4,310,000	MXN	82,976,896	JPMorgan Chase Bank N.A.	2/03/17	331,515
EUR	208,290	USD	218,750	Citibank N.A.	2/06/17	6,128
TRY	2,278,228	USD	610,000	BNP Paribas S.A.	2/06/17	(7,045)
USD	646,004	CNH	4,549,496	HSBC Bank PLC	2/06/17	(20,378)
USD	232,137	EUR	208,290	Morgan Stanley & Co. International PLC	2/06/17	7,258
USD	528,667	TRY	1,926,858	BNP Paribas S.A.	2/06/17	18,705
USD	81,333	TRY	296,440	JPMorgan Chase Bank N.A.	2/06/17	2,878

44	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,074,083	USD	1,173,546	Goldman Sachs International	2/07/17	$117,533
MXN	7,044,188	USD	340,000	Deutsche Bank AG	2/07/17	(2,441)
MXN	12,999,405	USD	610,000	Goldman Sachs International	2/07/17	12,934
MXN	7,055,680	USD	340,000	UBS AG	2/07/17	(1,891)
USD	383,373	BRL	1,279,891	Goldman Sachs International	2/07/17	(22,225)
USD	2,191,982	BRL	7,212,717	State Street Bank and Trust Co.	2/07/17	(93,732)
USD	610,000	MXN	12,988,425	Goldman Sachs International	2/07/17	(12,408)
USD	680,000	MXN	13,997,120	Goldman Sachs International	2/07/17	9,255
GBP	408,000	USD	503,046	Bank of America N.A.	2/09/17	10,271
MXN	2,629,345	USD	121,500	BNP Paribas S.A.	2/09/17	4,464
MXN	5,856,570	USD	270,000	Citibank N.A.	2/09/17	10,570
MXN	3,220,692	USD	148,500	Deutsche Bank AG	2/09/17	5,793
USD	502,179	GBP	408,000	Citibank N.A.	2/09/17	(11,138)
USD	540,000	KRW	640,170,000	Nomura International PLC	2/09/17	(15,896)
USD	201,872	MXN	4,371,450	Deutsche Bank AG	2/09/17	(7,551)
USD	628	MXN	13,570	Goldman Sachs International	2/09/17	(22)
USD	337,500	MXN	7,294,418	JPMorgan Chase Bank N.A.	2/09/17	(11,952)
ZAR	186,603	USD	13,654	BNP Paribas S.A.	2/09/17	178
ZAR	4,847,840	USD	355,000	Citibank N.A.	2/09/17	4,343
ZAR	4,666,680	USD	341,346	Deutsche Bank AG	2/09/17	4,568
JPY	47,458,853	USD	410,000	HSBC Bank PLC	2/10/17	10,402
MXN	10,177,680	USD	480,000	Goldman Sachs International	2/13/17	7,300
RUB	140,940,485	USD	2,338,000	JPMorgan Chase Bank N.A.	2/13/17	2,327
TWD	26,796,000	USD	840,000	Standard Chartered Bank	2/13/17	20,738
USD	654,509	EUR	620,000	Morgan Stanley & Co. International PLC	2/13/17	(15,038)
USD	480,000	MXN	10,451,760	Goldman Sachs International	2/13/17	(20,423)
USD	2,338,000	RUB	141,823,080	Deutsche Bank AG	2/13/17	(16,982)
USD	440,000	TWD	13,860,000	Nomura International PLC	2/13/17	(5,209)
USD	400,000	TWD	12,598,000	Nomura International PLC	2/13/17	(4,671)
EUR	111,546	USD	121,995	BNP Paribas S.A.	2/14/17	(1,531)
EUR	296,662	USD	319,330	Citibank N.A.	2/14/17	1,051
EUR	19,642	USD	21,190	Goldman Sachs International	2/14/17	22
EUR	54,413	USD	57,730	Goldman Sachs International	2/14/17	1,034
EUR	201,163	USD	216,632	UBS AG	2/14/17	615
EUR	101,057	USD	108,827	UBS AG	2/14/17	309
EUR	2,155	USD	2,298	UBS AG	2/14/17	29
MXN	6,342,183	USD	300,000	Citibank N.A.	2/14/17	3,615
MXN	618,599	USD	29,250	Citibank N.A.	2/14/17	364
MXN	2,557,807	USD	120,750	HSBC Bank PLC	2/14/17	1,698
USD	31,611	ARS	501,028	BNP Paribas S.A.	2/14/17	284
USD	218,821	EUR	208,290	Citibank N.A.	2/14/17	(6,123)
USD	1,373,810	EUR	1,238,439	Citibank N.A.	2/14/17	36,352
USD	439,094	EUR	417,951	HSBC Bank PLC	2/14/17	(12,273)
USD	298,714	EUR	269,171	Morgan Stanley & Co. International PLC	2/14/17	8,022
USD	31,611	ARS	521,575	BNP Paribas S.A.	2/15/17	(984)
ARS	275,570	USD	16,611	BNP Paribas S.A.	2/17/17	593
CAD	1,883,053	GBP	1,150,000	Bank of America N.A.	2/17/17	263
CAD	1,173,674	GBP	725,000	Deutsche Bank AG	2/17/17	(10,186)
GBP	1,875,000	CAD	3,070,328	Citibank N.A.	2/17/17	(531)
GBP	187,569	USD	231,274	Goldman Sachs International	2/17/17	4,746
INR	28,571,424	USD	418,200	Deutsche Bank AG	2/17/17	4,417

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	45

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	31,151,285	USD	268,000	HSBC Bank PLC	2/17/17	$8,000
TWD	19,659,654	USD	630,000	JPMorgan Chase Bank N.A.	2/17/17	1,602
USD	31,611	ARS	535,800	Citibank N.A.	2/17/17	(1,839)
USD	224,969	GBP	184,843	Citibank N.A.	2/17/17	(7,622)
USD	3,396	GBP	2,726	Deutsche Bank AG	2/17/17	(34)
USD	418,200	INR	28,598,607	Nomura International PLC	2/17/17	(4,819)
USD	429,000	KRW	516,614,670	Nomura International PLC	2/17/17	(19,628)
USD	630,000	TWD	20,204,100	Standard Chartered Bank	2/17/17	(19,093)
USD	275,515	ZAR	3,765,749	Citibank N.A.	2/17/17	(3,222)
USD	343,938	ZAR	4,676,559	Deutsche Bank AG	2/17/17	(2,216)
USD	91,485	ZAR	1,250,449	Goldman Sachs International	2/17/17	(1,072)
USD	8,805	ZAR	119,591	Goldman Sachs International	2/17/17	(47)
USD	13,758	ZAR	186,855	JPMorgan Chase Bank N.A.	2/17/17	(73)
USD	366,500	ZAR	5,012,318	Royal Bank of Scotland PLC	2/17/17	(4,507)
ZAR	9,563,952	USD	690,000	BNP Paribas S.A.	2/17/17	17,914
ZAR	4,806,445	USD	355,000	BNP Paribas S.A.	2/17/17	768
ZAR	744,419	USD	55,000	Goldman Sachs International	2/17/17	101
ARS	181,170	USD	11,000	BNP Paribas S.A.	2/21/17	287
ARS	247,050	USD	15,000	JPMorgan Chase Bank N.A.	2/21/17	391
TRY	15,102,000	USD	3,956,718	Citibank N.A.	2/21/17	23,691
TRY	15,102,000	USD	3,948,751	Royal Bank of Scotland PLC	2/21/17	31,658
USD	5,319,816	TRY	20,255,998	Goldman Sachs International	2/21/17	(19,024)
EUR	1,229,000	RUB	78,877,220	BNP Paribas S.A.	2/22/17	19,106
RUB	79,454,850	EUR	1,229,000	Societe Generale	2/22/17	(9,523)
CAD	586,769	USD	450,000	Deutsche Bank AG	2/24/17	1,026
TRY	15,102,000	USD	3,984,697	Citibank N.A.	2/24/17	(7,561)
USD	450,000	CAD	596,852	HSBC Bank PLC	2/24/17	(8,775)
USD	3,872,804	TRY	15,102,000	Royal Bank of Scotland PLC	2/24/17	(104,331)
TRY	1,254,491	USD	330,000	Goldman Sachs International	2/27/17	101
USD	215,000	CLP	140,556,250	BNP Paribas S.A.	2/27/17	(1,336)
USD	437,000	CLP	285,723,710	Citibank N.A.	2/27/17	(2,769)
BRL	1,132,752	USD	355,000	Royal Bank of Scotland PLC	3/02/17	1,924
USD	440,000	BRL	1,403,974	Royal Bank of Scotland PLC	3/02/17	(2,385)
USD	712,000	BRL	2,271,885	Royal Bank of Scotland PLC	3/02/17	(3,859)
GBP	10,400,000	USD	12,706,210	Citibank N.A.	3/03/17	383,726
USD	986,560	EUR	930,774	Citibank N.A.	3/03/17	(19,300)
USD	933,567	EUR	880,778	Citibank N.A.	3/03/17	(18,263)
USD	14,407,747	EUR	13,488,000	Citibank N.A.	3/03/17	(168,334)
USD	3,022,978	EUR	2,830,000	Citibank N.A.	3/03/17	(35,319)
USD	714,724	GBP	585,000	Citibank N.A.	3/03/17	(21,585)
USD	1,718,371	GBP	1,373,000	Citibank N.A.	3/03/17	(9,752)
USD	26,735,504	GBP	21,362,000	Citibank N.A.	3/03/17	(151,728)
USD	117,340	GBP	93,000	Deutsche Bank AG	3/03/17	286
USD	646,004	CNH	4,451,398	HSBC Bank PLC	3/06/17	(3,164)
TRY	1,075,476	USD	285,833	BNP Paribas S.A.	3/10/17	(3,683)
TRY	767,856	USD	204,167	Goldman Sachs International	3/10/17	(2,720)
USD	490,000	TRY	1,853,278	BNP Paribas S.A.	3/10/17	3,793
USD	235,491	MXN	5,063,997	JPMorgan Chase Bank N.A.	3/23/17	(5,641)
ARS	325,260	USD	19,500	BNP Paribas S.A.	3/29/17	442
USD	19,500	ARS	333,060	BNP Paribas S.A.	3/29/17	(920)
MXN	6,591,155	USD	300,000	Goldman Sachs International	4/06/17	13,213
MXN	6,445,174	USD	300,000	Goldman Sachs International	4/06/17	6,276
USD	300,000	MXN	6,388,500	Goldman Sachs International	4/06/17	(3,583)

46	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,816,406	PLN	11,674,283	BNP Paribas S.A.	4/11/17	$(95,774)
USD	1,107,609	PLN	4,632,093	HSBC Bank PLC	4/11/17	(47,878)
USD	3,900	ARS	66,885	Citibank N.A.	4/12/17	(174)
USD	22,100	ARS	379,899	Citibank N.A.	4/12/17	(1,041)
USD	979,532	RUB	59,242,124	Credit Suisse International	4/18/17	9,921
USD	347,071	RUB	21,122,724	Credit Suisse International	4/18/17	1,357
USD	476,978	RUB	29,160,033	Credit Suisse International	4/18/17	(282)
USD	476,393	RUB	29,160,033	Credit Suisse International	4/18/17	(867)
USD	442,784	RUB	26,774,049	HSBC Bank PLC	4/18/17	4,575
USD	356,050	RUB	21,457,363	Morgan Stanley & Co. International PLC	4/18/17	4,859
TRY	15,102,000	USD	3,745,350	Royal Bank of Scotland PLC	6/19/17	110,945
TRY	15,102,000	USD	3,752,423	Royal Bank of Scotland PLC	6/19/17	103,872
USD	3,834,649	TRY	15,102,000	Citibank N.A.	6/19/17	(21,645)
USD	3,828,913	TRY	15,102,000	Royal Bank of Scotland PLC	6/19/17	(27,382)
USD	3,852,944	TRY	15,102,000	Citibank N.A.	6/28/17	5,895
USD	362,400	ARS	6,468,840	BNP Paribas S.A.	7/28/17	(11,453)
Total						$(386,873)

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Morgan Stanley & Co. International PLC	02/17/17	BRL	3.50	USD	890	$31
USD Currency	Call	Citibank N.A.	02/22/17	CAD	1.36	USD	1,386	762
USD Currency	Call	Morgan Stanley & Co. International PLC	03/02/17	BRL	3.40	USD	670	1,355
USD Currency	Call	JPMorgan Chase Bank N.A.	03/03/17	TRY	3.65	USD	890	41,316
USD Currency	Call	HSBC Bank PLC	03/10/17	CNH	6.92	USD	820	4,146
USD Currency	Call	HSBC Bank PLC	03/15/17	KRW	1,185.00	USD	820	4,993
USD Currency	Call	HSBC Bank PLC	03/15/17	KRW	1,230.00	USD	616	939
USD Currency	Call	JPMorgan Chase Bank N.A.	03/23/17	TWD	32.15	USD	1,513	5,350
USD Currency	Call	Goldman Sachs International	04/04/17	MXN	21.45	USD	1,040	20,870
USD Currency	Put	Morgan Stanley & Co. International PLC	02/14/17	BRL	3.34	USD	1,050	60,569
USD Currency	Put	JPMorgan Chase Bank N.A.	02/17/17	BRL	3.37	USD	890	58,412
USD Currency	Put	Goldman Sachs International	02/21/17	BRL	3.35	USD	870	52,643
USD Currency	Put	Deutsche Bank AG	03/02/17	BRL	3.20	USD	670	14,409
USD Currency	Put	Goldman Sachs International	03/16/17	BRL	3.15	USD	740	10,793
USD Currency	Put	JPMorgan Chase Bank N.A.	03/24/17	TRY	3.80	USD	595	10,938

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	47

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Purchased (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Put	JPMorgan Chase Bank N.A.	03/30/17	JPY	85.00	AUD	1,110	$15,722
Total								$303,248

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	JPMorgan Chase Bank N.A.	02/17/17	BRL	3.50	USD	890	$(30)
USD Currency	Call	Morgan Stanley & Co. International PLC	02/24/17	BRL	3.15	USD	601	(11,050)
USD Currency	Call	Deutsche Bank AG	03/02/17	BRL	3.40	USD	670	(1,299)
USD Currency	Call	JPMorgan Chase Bank N.A.	03/03/17	TRY	3.90	USD	890	(9,855)
USD Currency	Call	HSBC Bank PLC	03/10/17	CNH	7.03	USD	1,511	(3,353)
USD Currency	Call	HSBC Bank PLC	03/15/17	KRW	1,230.00	USD	1,260	(1,928)
USD Currency	Call	JPMorgan Chase Bank N.A.	03/23/17	TWD	33.50	USD	1,513	(711)
USD Currency	Call	Goldman Sachs International	07/03/17	MXN	22.60	USD	740	(16,211)
USD Currency	Put	Morgan Stanley & Co. International PLC	02/14/17	BRL	3.18	USD	1,570	(23,456)
USD Currency	Put	Goldman Sachs International	02/21/17	BRL	3.15	USD	1,310	(15,319)
USD Currency	Put	Morgan Stanley & Co. International PLC	02/24/17	BRL	3.15	USD	601	(6,520)
USD Currency	Put	JPMorgan Chase Bank N.A.	03/24/17	TRY	3.55	USD	595	(1,317)
Total								$(91,049)

Centrally Cleared Credit Default Swaps — Buy Protection

Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit CDX North America Investment Grade Index, Series 27, Version 1	1.00%	12/20/21	USD	8,929	$(35,017)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
7.36%[1]	1-Month MXIBTIIE	1/30/17	1/28/19	MXN 111,632	$(10,974)
1.50%[1]	1-Month MXIBTIIE	2/02/17	2/02/19	USD 8,000	(1,761)
2.01%[1]	1-Month MXIBTIIE	2/02/17	2/02/22	USD 15,000	(24,449)
2.13%[2]	3-Month LIBOR	8/25/15	8/25/25	USD 110	(1,252)
2.27%[1]	3-Month LIBOR	9/11/15	9/11/25	USD 68	27
1.46%[1]	3-Month LIBOR	6/28/16	6/28/26	USD 1,427	106,164
1.46%[1]	3-Month LIBOR	6/28/16	6/28/26	USD 357	26,520

48	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (concluded)

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.47%[1]	3-Month LIBOR	12/29/16	12/29/26	USD 10,000	$(113,223)
8.18%[2]	1-Month MXIBTIIE	1/12/17	12/31/26	MXN 21,570	23,601
8.18%[2]	1-Month MXIBTIIE	1/12/17	12/31/26	MXN 18,128	19,866
3.03%[2]	6-Month WIBOR	1/11/17	1/11/27	PLN 3,223	3,995
3.03%[2]	6-Month WIBOR	1/11/17	1/11/27	PLN 2,910	3,576
3.03%[2]	6-Month WIBOR	1/12/17	1/12/27	PLN 1,775	2,284
2.26%[1]	3-Month LIBOR	1/13/17	1/13/27	USD 550	4,678
2.27%[1]	3-Month LIBOR	1/13/17	1/13/27	USD 230	1,747
2.27%[1]	3-Month LIBOR	1/13/17	1/13/27	USD 700	5,221
2.28%[1]	3-Month LIBOR	1/13/17	1/13/27	USD 80	531
2.25%[1]	3-Month LIBOR	1/19/17	1/19/27	USD 3,400	31,846
2.68%[1]	3-Month LIBOR	2/02/17	2/02/47	USD 8,750	(106,628)
Total					$(28,231)

[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Trust pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
United Mexican States	1.00%	Citibank N.A.	6/20/20	USD	604	$3,096	$4,005	$(909)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	604	4,752	5,567	(815)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	245	8,491	14,141	(5,650)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	610	21,142	35,208	(14,066)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	610	21,142	35,208	(14,066)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	245	8,491	14,141	(5,650)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	365	12,650	21,067	(8,417)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	145	5,025	8,369	(3,344)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	245	8,492	14,149	(5,657)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	610	21,142	35,227	(14,085)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	245	8,491	14,045	(5,554)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	610	21,142	34,969	(13,827)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	245	8,491	14,045	(5,554)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	610	21,142	34,969	(13,827)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,333	46,184	74,195	(28,011)
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	741	(39,612)	(23,917)	(15,695)

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	49

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	141	$(7,514)	$(6,336)	$(1,178)
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	916	(1,534)	3,779	(5,313)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	367	(615)	1,516	(2,131)
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	196	(329)	450	(779)
Republic of Philippines	1.00%	Bank of America N.A.	12/20/21	USD	1,241	(2,080)	10,225	(12,305)
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	659	(1,104)	4,827	(5,931)
Republic of Philippines	1.00%	Bank of America N.A.	12/20/21	USD	910	(1,524)	8,711	(10,235)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	175	8,402	12,710	(4,308)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	3,555	170,674	254,275	(83,601)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,500	72,015	107,911	(35,896)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	590	28,326	42,445	(14,119)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	364	17,452	26,000	(8,548)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	1,445	69,374	103,954	(34,580)
Total								$(374,051)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD	10,000	$475,016	$(156,073)	$631,089
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	604	(3,096)	(4,198)	1,102
United Mexican States	1.00%	Citibank N.A.	9/20/20	BBB+	USD	604	(4,751)	(5,279)	528
UniCredit SFA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	20	(728)	(1,142)	414
UniCredit SFA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	10	(377)	(465)	88
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(521,173)	(540,567)	19,394
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	5,000	(260,586)	(269,904)	9,318

50	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	$(521,173)	$(261,771)	$(259,402)
Markit CMBX North America, Series 8	2.00%	Morgan Stanley Capital Services LLC	10/17/57	A	USD	5,000	(189,825)	(578,118)	388,293
Markit CMBX North America, Series 8	3.00%	Deutsche Bank AG	10/17/57	BBB-	USD	10,000	(1,227,793)	(1,418,962)	191,169
Markit CMBX North America, Series 8	3.00%	Goldman Sachs International	10/17/57	BBB-	USD	10,000	(1,227,793)	(1,104,653)	(123,140)
Markit CMBX North America, Series 9	2.00%	Credit Suisse International	9/17/58	A	USD	2,500	(94,318)	(356,977)	262,659
Markit CMBX North America, Series 9	2.00%	Morgan Stanley Capital Services LLC	9/17/58	A	USD	2,500	(94,318)	(353,530)	259,212
Markit CMBX North America, Series 9	2.00%	Morgan Stanley Capital Services LLC	9/17/58	A	USD	5,000	(188,637)	(700,477)	511,840
Markit CMBX North America, Series 9	3.00%	Morgan Stanley Capital Services LLC	9/17/58	BBB-	USD	2,500	(264,104)	(571,370)	307,266
Total							$(4,123,656)	$(6,323,486)	$2,199,830

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	9/29/16	7/03/17	BRL	582	$(270)	—	$(270)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	10/20/16	7/03/17	BRL	14,565	(9,703)	—	(9,703)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	9/23/16	7/03/17	BRL	12,391	(7,238)	—	(7,238)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	9/08/16	7/03/17	BRL	7,438	(6,415)	—	(6,415)

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	51

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[2]	1-day BZDIOVER	Bank of America N.A.	9/08/16	7/03/17	BRL	6,198	$(5,641)	—	$(5,641)
1.69%[1]	3-Month KRWCD	Deutsche Bank AG	11/10/15	11/10/17	KRW	911,735	(1,783)	—	(1,783)
1.92%[1]	3-Month KRWCD	Deutsche Bank AG	11/10/15	11/10/17	KRW	911,735	3,576	—	3,576
12.10%[2]	1-day BZDIOVER	Bank of America N.A.	10/20/16	1/02/18	BRL	14,127	(28,706)	—	(28,706)
7.04%[1]	28-day MXIBTIIE	Goldman Sachs International	11/23/16	11/21/18	MXN	76,124	(10,732)	—	(10,732)
7.06%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/23/16	11/21/18	MXN	42,610	(5,292)	—	(5,292)
7.07%[1]	28-day MXIBTIIE	Citibank N.A.	11/23/16	11/21/18	MXN	35,508	(4,112)	—	(4,112)
6.98%[1]	28-day MXIBTIIE	Citibank N.A.	11/30/16	11/28/18	MXN	60,600	(12,317)	—	(12,317)
6.98%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/30/16	11/28/18	MXN	34,377	(6,987)	—	(6,987)
10.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	10/20/16	1/02/20	BRL	1,483	4,204	—	4,204
11.00%[1]	1-day BZDIOVER	Bank of America N.A.	10/21/16	1/02/20	BRL	2,965	9,067	—	9,067
11.02%[1]	1-day BZDIOVER	Citibank N.A.	10/20/16	1/02/20	BRL	1,580	5,081	—	5,081
11.03%[1]	1-day BZDIOVER	Citibank N.A.	10/21/16	1/02/20	BRL	2,814	9,408	—	9,408
11.04%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	10/20/16	1/02/20	BRL	2,861	9,748	—	9,748
11.10%[1]	1-day BZDIOVER	Goldman Sachs International	10/07/16	1/02/20	BRL	1,435	5,284	—	5,284
11.38%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	9/29/16	1/02/20	BRL	335	2,078	—	2,078
6.32%[1]	1-Month MXIBTIIE	Morgan Stanley Capital Services LLC	7/30/15	7/17/25	MXN	5,813	(25,515)	$(22)	(25,493)
6.33%[1]	1-Month MXIBTIIE	Citibank N.A.	7/30/15	7/17/25	MXN	2,897	(12,652)	(15)	(12,637)
6.32%[1]	1-Month MXIBTIIE	Goldman Sachs International	8/19/15	8/06/25	MXN	8,688	(38,335)	(39)	(38,296)
6.31%[1]	1-Month MXIBTIIE	Deutsche Bank AG	8/24/15	8/11/25	MXN	6,393	28,538	—	28,538
6.31%[2]	1-Month MXIBTIIE	Bank of America N.A.	8/24/15	8/11/25	MXN	1,723	7,674	—	7,674
6.31%[2]	1-Month MXIBTIIE	Bank of America N.A.	8/24/15	8/11/25	MXN	1,723	7,674	—	7,674
6.26%[2]	1-Month MXIBTIIE	Bank of America N.A.	6/27/16	6/15/26	MXN	38,640	(195,791)	—	(195,791)
Total							$(279,157)	$(76)	$(279,081)

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

52	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Portfolio Abbreviation

ABS	Asset-Backed Security
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
BZDIOVER	1-Day Brazil Interbank Deposit
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CR	Custodian Receipt
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
INR	Indian Rupee
ISDA	International Swaps and Derivatives Association, Inc.
JPY	Japanese Yen
KRW	South Korean Won
KRWCD	3-Month Certificate of Deposit Rate
LOC	Letter of Credit
MXIBTIIE	Mexico Interbank TIIE 28 Day
MXN	Mexican Peso
OTC	Over-the-Counter
PIK	Payment-In-Kind
PLN	Polish Zloty
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	53

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$205,378,842	$16,052,034	$221,430,876
Common Stocks	$2,813,035	—	561	2,813,596
Corporate Bonds	—	479,051,304	—	479,051,304
Floating Rate Loan Interests	—	26,407,953	23,696,332	50,104,285
Foreign Agency Obligations	—	56,447,637	—	56,447,637
Non-Agency Mortgage-Backed Securities	—	173,934,270	23,451,585	197,385,855
Preferred Securities	17,820,857	106,293,784	1,688,513	125,803,154
Short-Term Securities:
Money Market Funds	3,838,673	—	—	3,838,673
Options Purchased:
Foreign currency exchange contracts	—	303,248	—	303,248
Unfunded Floating Rate Loan Interests[1]	—	150,483	—	150,483

Total	$24,472,565	$1,047,967,521	$64,889,025	$1,137,329,111

54	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$2,582,372	—	$2,582,372
Foreign currency exchange contracts	—	2,309,497	—	2,309,497
Interest rate contracts	$234,540	322,388	—	556,928
Liabilities:
Credit contracts	—	(791,610)	—	(791,610)
Foreign currency exchange contracts	—	(2,787,419)	—	(2,787,419)
Interest rate contracts	(36,917)	(629,700)	—	(666,617)

Total	$197,623	$1,005,528	—	$1,203,151

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Reverse repurchase agreements	—	$(433,313,573)	—	$(433,313,573)

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017	55

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities		Total
Assets:
Opening balance, as of October 31, 2016	$17,206,974	$561	—	$27,486,435	$24,015,689	$1,631,265		$70,340,924
Transfers into Level 3[1]	2,442,500	—	—	—	—	—		2,442,500
Transfers out of Level 3[2]	(7,815,408)	—	—	(367,669)	—	—		(8,183,077)
Accrued discounts/premiums	4,945	—	—	1,127	60,183	—		66,255
Net realized gain (loss)	51,507	—	—	24	130,008	—		181,539
Net change in unrealized appreciation (depreciation)[3,4]	(221,364)	—	—	904	(260,135)	57,248		(423,347)
Purchases	6,594,085	—	—	580,440	—	—		7,174,525
Sales	(2,211,205)	—	—	(4,004,929)	(494,160)	—		(6,710,294)

Total	$16,052,034	$561	—	$23,696,332	$23,451,585	$1,688,513		$64,889,025

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[3]	$(208,665)	—	—	$(99,096)	$(260,135)	$57,248	—	$(510,648)

[1]

As of October 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

56	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Multi-Sector Income Trust

Date: March 23, 2017